UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31

Date of Reporting Period

Item 1. Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

			SHARES	COST	FAIR VALUE
Common Stock — 0.0%*:
Boomerang Tube LLC¤			2,007	$—	$—

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.3%*:
Bank Loans — 84.9%*§:
Aerospace and Defense — 0.5%*:
Swissport Investments SA+	6.25%	2/9/2022	700,000	738,206	791,424

Automobile — 3.0%*:
FPC Holdings, Inc.	5.25	11/19/2019	1,691,961	1,613,957	1,353,569
Gates Global, Inc.	4.25	7/6/2021	1,461,089	1,456,487	1,376,171
RAC Finance (Holdings) Ltd.+	5.38	12/17/2021	987,500	1,474,959	1,412,169
RAC Finance (Holdings) Ltd.+	8.25	12/17/2022	500,000	792,031	720,638

Total Automobile			4,640,550	5,337,434	4,862,547

Beverage, Food and Tobacco — 1.3%*:
Burton’s Foods Ltd.+	5.63	11/27/2020	500,000	673,753	671,446
Del Monte Foods, Inc.	4.25	2/18/2021	245,000	244,143	228,156
Deoleo SA+	4.50	6/11/2021	500,000	677,256	419,128
JBS USA, LLC	3.75	9/18/2020	487,500	488,299	483,844
Telepizza SA+	7.00	10/20/2020	250,000	315,809	283,053

Total Beverage, Food and Tobacco			1,982,500	2,399,260	2,085,627

Broadcasting and Entertainment — 4.3%*:
All3Media International+	5.25	6/30/2021	1,500,000	2,302,123	1,919,698
Charter Communications Operating LLC	3.00	1/4/2021	1,483,578	1,474,680	1,476,427
Cumulus Media Holdings, Inc.	4.25	12/23/2020	152,239	150,372	102,381
DLG Acquisitions Ltd.+	8.25	6/30/2022	500,000	671,825	512,766
Tech Finance & Co. S.C.A+	5.00	7/11/2020	490,917	548,098	554,005
Tele Columbus AG+	5.13	1/4/2021	500,000	546,636	564,131
Univision Communications, Inc.	4.00	3/1/2020	1,980,287	1,979,726	1,958,623

Total Broadcasting and Entertainment			6,607,021	7,673,460	7,088,031

Buildings and Real Estate — 2.3%*:
Avocado BidCo Luxembourg Sarl+	5.88	2/28/2023	500,000	552,151	565,394
Builders FirstSource, Inc.	6.00	7/31/2022	1,587,180	1,582,292	1,573,959
Cemex SAB de CV+	4.13	7/23/2020	538,919	548,582	540,982
DTZ US Borrower LLC	4.25	11/4/2021	1,052,353	1,046,282	1,041,830

Total Buildings and Real Estate			3,678,452	3,729,307	3,722,165

Cargo Transport — 1.6%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	489,286	484,813	472,161
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	10/31/2019	499,363	499,363	481,885
XPO Logistics, Inc.	5.50	11/1/2021	1,741,954	1,718,256	1,746,309

Total Cargo Transport			2,730,603	2,702,432	2,700,355

Chemicals, Plastics and Rubber — 5.7%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	1,205,988	1,204,196	1,148,704
Flint Group GmbH+	4.25	9/7/2021	498,750	535,427	556,886
Flint Group GmbH+	4.50	9/7/2021	90,336	89,626	88,153
Flint Group US LLC+	4.50	9/7/2021	546,459	542,162	533,251
MacDermid European Holdings B.V.	5.50	6/7/2020	497,500	524,988	548,839
MacDermid, Inc.	5.50	6/7/2020	1,473,755	1,446,309	1,421,996
Methanol Holdings (Trinidad) Ltd.	4.25	6/30/2022	1,126,945	1,116,857	991,712
OXEA Finance & Cy S.C.A.+	4.50	1/15/2020	496,193	524,704	551,474
OXEA Finance LLC+	4.25	1/15/2020	353,217	347,509	341,886
Styrolution Group GmbH+	6.50	11/7/2019	592,500	731,164	676,491

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
Univar, Inc.	4.25%	7/1/2022	980,649	$979,518	$965,331
Vantage Specialty Chemicals, Inc.	5.00	2/10/2019	1,435,121	1,425,096	1,402,831

Total Chemicals, Plastics and Rubber			9,297,413	9,467,556	9,227,554

Containers, Packaging and Glass — 6.1%*:
Consolidated Container Co. LLC	5.00	7/3/2019	1,484,616	1,483,004	1,364,362
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	185,713	144,034
Hilex Poly Co. LLC	6.00	12/5/2021	401,799	398,495	400,292
Mauser US Corporate LLC+	4.50	7/31/2021	1,560,428	1,560,535	1,512,648
Mauser US Corporate LLC+	8.75	7/31/2022	120,928	100,856	104,112
Multi Packaging Solutions, Inc.	4.25	9/30/2020	1,911,842	1,900,932	1,902,282
Prolampac Intermediate, Inc.	5.75	8/18/2022	954,190	945,465	932,129
Prolampac Intermediate, Inc.	9.25	8/18/2023	1,000,000	981,497	850,000
Tekni-Plex, Inc.	4.50	6/1/2022	1,667,681	1,646,797	1,636,412
Verallia+	5.00	10/29/2022	1,000,000	1,092,580	1,137,900

Total Containers, Packaging and Glass			10,289,764	10,295,874	9,984,171

Diversified/Conglomerate Manufacturing — 2.2%*:
Acosta Holdco, Inc.	4.25	9/26/2021	403,370	403,370	393,068
Pelican Products, Inc.	5.25	4/10/2020	967,841	965,932	862,995
Quality Home Brands Holdings LLC	7.75	12/17/2018	257,740	256,321	256,451
STS Operating, Inc.	4.75	2/12/2021	310,554	310,816	263,971
Tennessee Acquisition Holding B.V.+	5.25	1/27/2023	500,000	534,338	558,043
Terex Corp.	4.50	12/31/2022	500,000	535,178	554,374
Triple Point Technology, Inc.	5.25	7/10/2020	337,977	316,695	241,373
Triple Point Technology, Inc.††	9.25	7/10/2021	145,677	137,684	67,011
West Corp.¤	2.88	7/1/2019	488,750	476,368	472,866

Total Diversified/Conglomerate Manufacturing			3,911,909	3,936,702	3,670,152

Diversified/Conglomerate Service — 5.2%*:
Aquilex Holdings LLC	5.00	12/31/2020	196,140	195,803	181,429
Atrium Innovations, Inc.+	4.25	2/13/2021	821,451	820,359	731,092
EIG Investors Corp.	6.23	11/9/2019	818,764	819,383	780,896
Garda World Security Corp.+	4.00	11/6/2020	1,160,311	1,154,191	1,112,935
KAR Auction Services, Inc.	4.25	3/9/2023	362,066	358,465	362,819
Men’s Wearhouse, Inc. (The)	4.50	6/18/2021	966,969	870,481	928,900
MH Sub I LLC	4.75	7/8/2021	582,368	579,838	577,639
MH Sub I LLC	8.50	7/8/2022	400,000	396,856	370,000
Northgate Information Solutions Ltd.+	6.50	3/23/2022	500,000	515,560	540,502
Power Team Services LLC	8.25	11/6/2020	500,000	496,676	462,500
RP Crown Parent LLC	6.00	12/21/2018	544,028	545,296	503,808
RP Crown Parent LLC	11.25	12/20/2019	678,571	688,381	540,313
Vogue International, Inc.	5.75	2/14/2020	1,429,434	1,439,389	1,422,287

Total Diversified/Conglomerate Service			8,960,102	8,880,678	8,515,120

Ecological — 2.3%*:
Biffa Waste Services Ltd.+	5.63	1/30/2018	2,000,000	3,182,924	2,833,002
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	387,373	319,173
PHS Group PLC+	6.00	4/17/2020	372,825	576,074	533,584

Total Ecological			2,763,251	4,146,371	3,685,759

Electronics — 4.1%*:
CDW LLC	3.25	4/29/2020	1,187,759	1,182,897	1,183,400
Global Payments, Inc.	4.13	3/23/2023	255,629	254,351	256,695
Informatica Corp.	4.50	8/5/2022	1,592,000	1,590,181	1,560,160
Microsemi Corp.	5.25	1/15/2023	1,496,870	1,469,544	1,502,723
Renaissance Learning, Inc.	4.50	4/9/2021	1,482,355	1,464,656	1,435,112

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Western Digital Corp.	0.75%	3/16/2023	686,188	$665,603	$677,398

Total Electronics			6,700,801	6,627,232	6,615,488

Finance — 5.1%*:
Alliant Holdings I, Inc.	4.50	8/12/2022	1,243,734	1,233,499	1,227,255
Confie Seguros Holdings II Co.	5.75	11/9/2018	529,968	528,565	519,808
Cunningham Lindsey US, Inc.	5.00	12/10/2019	484,860	483,414	327,281
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,547	749,840	371,781
Eze Castle Software, Inc.	4.00	4/6/2020	971,818	967,633	962,099
First Data Corp.	4.38	7/8/2022	1,022,479	1,015,195	1,015,322
GENEX Holdings, Inc.	5.25	5/30/2021	1,492,405	1,487,269	1,462,557
Moneygram International, Inc.	4.25	3/27/2020	827,361	777,266	772,548
SAM Finance Lux Sarl+	5.00	12/17/2020	335,477	541,967	478,215
Sedgwick Claims Management Services, Inc.	3.75	3/1/2021	490,000	489,138	476,118
Sedgwick Claims Management Services, Inc.	6.75	2/28/2022	561,418	560,882	520,014
Wall Street Systems Delaware, Inc.	4.25	4/30/2021	219,366	218,568	216,898

Total Finance			8,927,433	9,053,236	8,349,896

Healthcare, Education and Childcare — 10.8%*:
ADMI Corp.	5.50	4/30/2022	1,488,750	1,498,524	1,486,889
Amedes Holding AG+	5.38	8/19/2022	500,000	533,346	567,408
CareCore National LLC	5.50	3/5/2021	674,457	674,112	627,246
Drumm Investors LLC	6.75	5/4/2018	1,539,866	1,532,378	1,486,940
Financiere Verdi+	6.13	9/30/2022	500,000	529,582	566,208
Greatbatch Ltd.	5.25	10/27/2022	1,500,000	1,488,916	1,497,660
HCA, Inc.	3.88	3/17/2023	427,196	426,129	428,533
Jaguar Holding Co. II	4.25	8/18/2022	900,366	896,251	891,740
Kindred Healthcare, Inc.	4.25	4/9/2021	1,690,415	1,638,923	1,639,703
MedImpact Healthcare Systems, Inc.	5.75	10/27/2022	439,112	434,964	438,014
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	2,036,007	2,024,791	1,883,307
Rodenstock GmbH+	5.13	5/30/2019	1,500,000	1,766,044	1,574,569
Synarc-Biocore Holdings LLC	5.50	3/10/2021	490,000	486,524	460,600
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	496,271	430,000
Team Health, Inc.	4.50	11/23/2022	466,590	462,123	466,590
Tecomet, Inc.	5.75	12/5/2021	878,139	844,193	816,669
Tunstall Group Holdings Ltd.+	5.63	10/16/2020	500,000	794,198	662,728
Valeant Pharmaceuticals International	4.00	4/1/2022	1,784,941	1,745,835	1,683,057

Total Healthcare, Education and Childcare			17,815,839	18,273,104	17,607,861

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.3%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	535,779	535,779	530,196

Hotels, Motels, Inns and Gaming — 1.6%*:
Compass Holdco 2 Ltd.+	5.88	11/10/2022	500,000	755,098	714,534
Cyan Blue Holdco 3 Ltd.+	6.50	2/25/2022	500,000	734,851	716,588
Financiere Sun S.A.S.+	6.00	3/14/2023	500,000	534,677	540,503
Full Moon Holdco 6 Ltd.+	6.00	6/19/2017	500,000	763,651	710,943

Total Hotels, Motels, Inns and Gaming			2,000,000	2,788,277	2,682,568

Insurance — 2.5%*:
Asurion LLC	4.25	7/8/2020	582,641	541,643	560,792
Asurion LLC	5.00	5/24/2019	895,890	873,887	882,452
Hub International Ltd.	4.00	10/2/2020	1,716,901	1,711,234	1,669,686
York Risk Services Holding Corp.	4.75	10/1/2021	1,183,665	1,156,024	1,004,636

Total Insurance			4,379,097	4,282,788	4,117,566

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment — 2.9%*:
AP NMT Acquisition B.V.+	6.75%	8/13/2021	611,874	$587,145	$532,330
AP NMT Acquisition B.V.+	7.00	8/13/2021	536,316	647,792	558,096
AP NMT Acquisition B.V.+	10.00	8/13/2022	182,721	152,085	131,559
Delta 2 (Lux) Sarl+	4.75	7/30/2021	1,587,247	1,582,971	1,540,201
Delta 2 (Lux) Sarl+	7.75	7/31/2022	437,500	436,813	400,588
WMG Acquisition Corp.	3.75	7/1/2020	1,582,762	1,566,550	1,558,355

Total Leisure, Amusement, Entertainment			4,938,420	4,973,356	4,721,129

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 5.7%*:
Alison Bidco Sarl+	5.25	8/29/2021	146,399	145,262	140,177
Alison Bidco Sarl+	5.50	8/29/2021	146,399	145,262	140,177
Apex Tool Group LLC	4.50	1/31/2020	1,989,744	1,960,623	1,925,077
Doncasters Finance US LLC	4.50	4/9/2020	1,702,519	1,655,241	1,563,474
Gardner Denver, Inc.	4.25	7/30/2020	837,411	807,004	762,044
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	939,634	938,919	914,574
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	369,936	355,805	331,093
Intelligrated, Inc.	4.50	7/30/2018	1,101,431	1,094,223	1,087,663
Schenck Measuring and Process Technologies+	4.13	4/28/2017	2,000,000	1,955,200	1,975,000
Silver II US Holdings LLC	4.00	12/13/2019	435,311	431,745	378,721

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			9,668,784	9,489,284	9,218,000

Mining, Steel, Iron and Non-Precious Metals — 1.8%*:
Arch Coal Inc.	10.00	1/31/2017	540,905	540,905	519,269
Arch Coal, Inc.	6.25	5/16/2018	1,479,606	1,273,510	522,182
Boomerang Tube LLC¤	15.00	2/2/2020	32,825	32,905	32,825
Boomerang Tube LLC¤	15.63	2/2/2020	83,391	83,391	83,391
Boomerang Tube LLC¤	17.50	2/2/2020	68,094	68,094	68,094
Boomerang Tube LLC¤	20.00	2/2/2020	29,544	26,810	26,590
H.C. Starck GmbH+	8.00	5/30/2016	521,802	520,033	488,407
H.C. Starck GmbH+	8.00	5/30/2020	521,801	546,016	555,856
Murray Energy Corp.	7.50	4/16/2020	744,167	726,021	376,548
Peabody Energy Corp.	4.25	9/24/2020	618,791	564,696	225,085

Total Mining, Steel, Iron and Non-Precious Metals			4,640,926	4,382,381	2,898,247

Oil and Gas — 2.0%*:
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	1,692,308	1,545,710	719,231
CITGO Holding, Inc.	9.50	5/12/2018	636,075	633,972	635,477
Drillships Financing Holding, Inc.	6.00	3/31/2021	987,303	859,134	351,115
Fieldwood Energy LLC	8.38	9/30/2020	1,613,838	1,116,520	280,404
Floatel International Ltd.	6.00	6/27/2020	403,381	400,491	181,521
Paragon Offshore Finance Co.	3.75	7/18/2021	545,863	451,871	117,361
Sabine Oil & Gas LLC~	10.00	12/31/2018	700,000	706,921	17,500
Seadrill Partners Finco LLC	4.00	2/21/2021	879,176	724,092	386,838
Southcross Holdings Borrower LP	6.00	8/4/2021	145,222	144,664	14,885
Templar Energy LLC	8.50	11/25/2020	361,162	283,174	35,755
TPF II Power LLC	5.50	10/2/2021	513,823	510,778	500,977

Total Oil and Gas			8,478,151	7,377,327	3,241,064

Personal Transportation — 0.8%*:
Travelport Finance (Luxembourg) Sarl	5.75	9/2/2021	1,307,312	1,309,917	1,305,025

Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25	6/3/2021	155,586	154,241	145,862

Printing and Publishing — 1.8%*:
Cengage Learning Acquisitions, Inc.	7.00	3/31/2020	1,042,845	1,041,659	1,036,891

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Printing and Publishing (continued):
Springer Science+Business Media Deutschland GmbH+	4.75%		8/14/2020	1,897,411	$1,887,517	$1,835,745

Total Printing and Publishing				2,940,256	2,929,176	2,872,636

Retail Stores — 6.1%*:
Academy, Ltd.	5.00		7/1/2022	1,593,101	1,552,093	1,513,191
Advantage Sales & Marketing, Inc.	4.25		7/23/2021	986,472	983,570	967,670
BJ’s Wholesale Club, Inc.	4.50		9/26/2019	1,621,969	1,624,815	1,576,683
Kirk Beauty One GmbH+	6.00		8/13/2022	800,000	889,473	911,840
Mattress Holding Corp.	6.25		10/20/2021	1,600,000	1,553,177	1,588,000
Maxeda DIY B.V.+	7.00		6/28/2019	583,334	646,785	540,147
Neiman Marcus Group, Inc. (The)	4.25		10/25/2020	28,693	27,832	26,233
Petco Animal Supplies, Inc.	5.63		1/26/2023	1,670,625	1,641,155	1,668,119
Pilot Travel Centers LLC	4.00		10/1/2021	404,177	404,178	405,018
Talbots, Inc. (The)	5.50		3/19/2020	735,611	726,358	685,347

Total Retail Stores				10,023,982	10,049,436	9,882,248

Telecommunications — 3.7%*:
Altice Financing SA+	5.50		7/2/2019	1,257,097	1,256,328	1,258,983
Eircom Finco Sarl+	5.13		9/30/2019	988,319	1,328,435	1,116,702
Eircom Finco Sarl+	5.13		5/31/2022	500,000	544,603	562,908
Equinix, Inc.	4.50		1/8/2023	500,000	748,902	712,739
ION Trading Finance Ltd.	4.25		6/10/2021	1,831,256	1,818,824	1,799,209
Numericable Group S.A.+	4.56		7/29/2022	498,750	552,102	559,014

Total Telecommunications				5,575,422	6,249,194	6,009,555

Utilities — 1.1%*:
Calpine Construction Finance Co. LP	3.00		5/3/2020	488,693	487,872	477,698
Calpine Construction Finance Co. LP	3.25		1/31/2022	997,444	940,650	975,629
Calpine Corp.	4.00		1/15/2023	360,457	356,992	358,204

Total Utilities				1,846,594	1,785,514	1,811,531

Total Bank Loans				145,495,947	149,567,522	138,341,777

Corporate Bonds — 10.4%*:
Aerospace and Defense — 0.1%*:
Swissport Investments SA+	6.75		12/15/2021	100,000	109,490	119,764

Banking — 0.1%*:
Lock AS+	5.50	#	8/15/2020	100,000	110,754	113,201
Lock AS+	7.00		8/15/2021	100,000	134,225	120,048

Total Banking				200,000	244,979	233,249

Beverage, Food and Tobacco — 0.1%*:
Pizzaexpress Financing 2 PLC+	6.63		8/1/2021	100,000	169,730	146,434

Broadcasting and Entertainment — 0.1%*:
Entertainment One Ltd.+	6.88		12/15/2022	100,000	150,246	142,620

Buildings and Real Estate — 0.1%*:
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	111,400
Paroc Group Oy MTN+	5.07	#	5/15/2020	100,000	137,565	109,523

Total Buildings and Real Estate				200,000	275,130	220,923

Cargo Transport — 0.4%*:
Florida East Coast Holdings Corp.^	6.75		5/1/2019	550,000	543,753	550,000
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	122,239

Total Cargo Transport				650,000	657,188	672,239

Chemicals, Plastics and Rubber — 0.8%*:
Ineos Finance PLC+	4.00		5/1/2023	150,000	162,383	165,710

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber (continued):
Pinnacle Operating Corp.^	9.00%		11/15/2020	500,000	$529,791	$431,250
TPC Group, Inc.^	8.75		12/15/2020	1,000,000	714,282	700,000

Total Chemicals, Plastics and Rubber				1,650,000	1,406,456	1,296,960

Containers, Packaging and Glass — 0.4%*:
Horizon Holdings III SASU+	5.13		8/1/2022	100,000	109,775	119,053
Innovia Group Finance PLC+	4.78	#	3/31/2020	500,000	684,844	560,415

Total Containers, Packaging and Glass				600,000	794,619	679,468

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion, Inc.^	9.00		6/1/2020	460,000	466,784	177,100
Galapagos SA+	4.53	#	6/15/2021	200,000	272,630	213,925

Total Diversified/Conglomerate Manufacturing				660,000	739,414	391,025

Diversified/Conglomerate Service — 0.7%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	470,000	474,355	441,800
Sabre GLBL, Inc.^	5.38		4/15/2023	561,000	571,858	575,726
Verisure Holding AB+	6.00		11/1/2022	100,000	110,105	120,845

Total Diversified/Conglomerate Service				1,131,000	1,156,318	1,138,371

Finance — 1.0%*:
Arrow Global Finance PLC+	5.05	#	11/1/2021	150,000	167,753	170,685
First Data Corp.^	5.00		1/15/2024	179,000	177,881	179,224
Galaxy Bidco Ltd.+	5.59	#	11/15/2019	100,000	161,139	140,781
Garfunkelux Holdco 3 SA+	8.50		11/1/2022	250,000	386,690	354,287
Marlin Intermediate Holdings PLC MTN+	10.50		8/1/2020	500,000	828,676	775,574

Total Finance				1,179,000	1,722,139	1,620,551

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.59	#	3/16/2020	100,000	167,370	141,830

Healthcare, Education and Childcare — 2.0%*:
Care UK Health & Social Care PLC+	5.59	#	7/15/2019	343,000	520,287	421,571
CHS/Community Health Systems, Inc.	5.13		8/15/2018	1,000,000	997,600	1,007,500
HCA, Inc.	5.25		6/15/2026	82,000	82,000	84,050
Prospect Medical Holdings, Inc.^	8.38		5/1/2019	435,000	457,806	449,138
Tenet Healthcare Corp.^	4.13	#	6/15/2020	819,000	815,504	812,857
Unilabs Subholding AB+	7.25	#	7/15/2018	400,000	549,719	453,112

Total Healthcare, Education and Childcare				3,079,000	3,422,916	3,228,228

Hotels, Motels, Inns and Gaming — 0.1%*:
Gala Group Finance PLC+	8.88		9/1/2018	125,714	196,908	185,974

Insurance — 0.1%*:
TIG Finco PLC+	8.50	#	3/2/2020	68,631	100,831	100,089

Leisure, Amusement, Entertainment — 0.4%*:
Odeon & UCI Finco PLC MTN+	9.00		8/1/2018	100,000	157,734	148,293
Vougeot Bidco PLC+	5.11	#	7/15/2020	100,000	134,998	113,221
WMG Acquisition Corp.	6.25		1/15/2021	387,000	466,702	449,262

Total Leisure, Amusement, Entertainment				587,000	759,434	710,776

Oil and Gas — 0.5%*:
Sabine Pass Liquefaction LLC	5.63		3/1/2025	495,000	495,000	472,106
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	438,000	375,276	293,460

Total Oil and Gas				933,000	870,276	765,566

Personal Transportation — 0.1%*:
AA Bond Co. Ltd.+	5.50		7/31/2043	150,000	223,140	207,682

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Personal, Food and Miscellaneous — 1.0%*:
Brakes Capital+	7.13%		12/15/2018	300,000	$512,700	$447,033
Brakes Capital MTN+	4.78	#	12/15/2018	100,000	136,645	114,786
Financiere Quick SAS+	4.61	#	4/15/2019	163,637	225,539	155,013
TeamSystem Holding SpA+	7.38		5/15/2020	750,000	848,346	888,415

Total Personal, Food and Miscellaneous				1,313,637	1,723,230	1,605,247

Retail Stores — 1.5%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	350,000	397,267	372,784
Brighthouse Group PLC MTN+	7.88		5/15/2018	150,000	242,565	201,434
House of Fraser Funding PLC+	6.34	#	9/15/2020	300,000	464,149	423,507
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	96,688
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	200,000	199,461	126,421
Travelex Financing PLC+	6.59	#	8/1/2018	700,000	1,122,136	1,000,347
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,717	148,652

Total Retail Stores				1,868,000	2,696,852	2,369,833

Telecommunications — 0.6%*:
Numericable-SFR+	5.38		5/15/2022	100,000	138,295	115,781
Numericable-SFR SAS+	5.63		5/15/2024	100,000	138,165	114,615
Numericable-SFR SAS+^	6.00		5/15/2022	646,000	645,303	629,850
Wind Acquisition Finance SA+	4.13	#	7/15/2020	150,000	159,293	168,125

Total Telecommunications				996,000	1,081,056	1,028,371

Total Corporate Bonds				15,790,982	18,667,722	17,005,200

Total Fixed Income				161,286,929	168,235,244	155,346,977

Short-Term Investments — 4.6%*:
Bank Deposit — 4.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		4/1/2016	7,409,461	7,409,461	7,409,461

Total Investments				168,698,397	175,644,705	162,756,438

Other assets and liabilities – 0.1%*						111,587

Net Assets – 100.0%						$162,868,025

MTN – Medium Term Note

PIK – Payment-in-kind

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.9%
United Kingdom	13.1%
Germany	9.3%
France	3.0%
Canada	2.0%
Netherlands	1.5%
Ireland	1.1%
Other (Individually less than 1%)	4.1%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.

A summary of outstanding derivatives at March 31, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
4/13/16	Morgan Stanley & Co.	EUR	1,139,683	1,297,206	1,266,580	$30,626
4/13/16	Morgan Stanley & Co.	GBP	35,320	50,730	49,854	876

Net unrealized appreciation on forward foreign exchange contracts to buy						$31,502

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/13/16	Morgan Stanley & Co.	EUR	20,015,343	22,781,798	22,100,020	$(681,778)
4/13/16	Morgan Stanley & Co.	GBP	11,610,918	16,676,621	16,576,460	(100,161)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(781,939)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

				SHARES	COST	FAIR VALUE
Common Stocks — 0.5%*:
Boomerang Tube LLC¤				2,007	$—	$—
Maxeda DIY B.V.+¤				18,859,871	373,738	429,213
Maxeda DIY B.V.+¤				10,446	—	—

Total Common Stocks				18,872,324	373,738	429,213

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.0%*:
Asset-Backed Securities — 16.9%*:
CDO/CLO — 16.9%*:
ALM VI Ltd. 2012-6A ER^	7.22	#%	7/15/2026	371,795	228,818	256,173
Apidos CLO XII 2013-12A F^	5.52	#	4/15/2025	500,000	450,899	316,394
Apidos CLO XV 2013-15A E^	6.12	#	10/20/2025	500,000	464,472	322,003
Apidos CLO XVI 2013-16A D^	5.12	#	1/19/2025	500,000	441,489	386,426
Atlas Senior Loan Fund VI Ltd. 2014-6A E^	5.82	#	10/15/2026	800,000	734,337	618,232
Atrium IX 9A E^	5.64	#	2/28/2024	500,000	423,438	423,382
Avery Point IV CLO Ltd. 2014-1A E^	5.22	#	4/25/2026	500,000	463,168	340,963
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	239,574	140,955
Cairn CLO B.V. 2013-3A E^+	4.61	#	10/20/2028	1,000,000	1,024,469	963,708
Carlyle Global Market Strategies CLO Ltd. 2013-3A D^	5.22	#	7/15/2025	500,000	459,919	398,539
Carlyle Global Market Strategies CLO Ltd. 2013-4A E^	5.12	#	10/15/2025	500,000	465,013	402,705
Carlyle Global Market Strategies CLO Ltd. 2013-4A F^	5.82	#	10/15/2025	500,000	457,596	315,736
Carlyle Global Market Strategies CLO Ltd. 2014-1A E^	5.07	#	4/17/2025	1,000,000	891,095	786,359
Carlyle Global Market Strategies CLO Ltd. 2014-5A D^	5.39	#	10/16/2025	500,000	454,742	387,414
Dryden 41 Senior Loan Fund 2015-41A E^	6.27	#	1/15/2028	500,000	465,781	413,830
Dryden XXXI Senior Loan Fund 2014-31A E^	4.87	#	4/18/2026	1,000,000	896,824	756,317
Dryden XXXI Senior Loan Fund 2014-31A F^	5.97	#	4/18/2026	500,000	463,196	284,520
Eaton Vance CLO Ltd. 2013-1A D^	5.62	#	11/13/2024	500,000	467,192	389,544
GoldenTree Loan Opportunities VII Ltd. 2013-7A F^	5.87	#	4/25/2025	500,000	468,584	310,345
LCM XIII LP 13A E^	5.47	#	1/19/2023	750,000	706,404	628,251
LCM XV LP 15A E1^	5.08	#	8/25/2024	500,000	469,140	389,420
LCM XVII LP 17A E^	5.37	#	10/15/2026	1,000,000	901,155	799,498
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		1/19/2025	500,000	392,035	321,957
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	500,000	452,409	239,426
OHA Credit Partners IX Ltd. 2013-9A E^	5.62	#	10/20/2025	500,000	469,808	414,904
Pinnacle Park CLO Ltd. 2014-1A E^	5.57	#	4/15/2026	500,000	471,311	386,478
Seneca Park CLO Ltd. 2014-1A E^	5.32	#	7/17/2026	1,020,000	932,074	758,169
Silver Spring CLO Ltd. 2014-1A E^	5.52	#	10/15/2026	1,000,000	909,293	476,220
Symphony CLO XI Ltd. 2013-11A D^	4.62	#	1/17/2025	500,000	455,115	465,179
Tryon Park CLO Ltd. 2013-1A D^	5.02	#	7/15/2025	500,000	465,623	389,075
Voya CLO Ltd. 2013-2A E^	6.12	#	4/25/2025	500,000	468,157	315,671
Voya CLO Ltd. 2013-3A D^	5.12	#	1/18/2026	750,000	679,504	581,280

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Voya CLO Ltd. 2014-3A D^	5.62	#%	7/25/2026	500,000	$459,203	$372,051

Total CDO/CLO				19,941,795	18,191,837	14,751,124

Total Asset-Backed Securities				19,941,795	18,191,837	14,751,124

Bank Loans — 26.7%*§:
Aerospace and Defense — 1.2%*:
Swissport Investments SA+	6.25		2/9/2022	500,000	531,348	565,303
TransDigm, Inc.	3.50		5/14/2022	498,802	493,190	490,696

Total Aerospace and Defense				998,802	1,024,538	1,055,999

Automobile — 0.8%*:
RAC Finance (Holdings) Ltd.+	8.25		12/17/2022	500,000	792,031	720,638

Beverage, Food and Tobacco — 0.8%*:
Deoleo SA+	4.50		6/11/2021	500,000	553,523	419,128
Telepizza SA+	7.00		10/20/2020	250,000	315,809	283,053

Total Beverage, Food and Tobacco				750,000	869,332	702,181

Broadcasting and Entertainment — 0.7%*:
All3Media International+	5.25		6/30/2021	500,000	827,918	639,899

Buildings and Real Estate — 0.2%*:
Builders FirstSource, Inc.	6.00		7/31/2022	218,384	218,133	216,565

Cargo Transport — 0.8%*:
Direct ChassisLink, Inc.¤	8.25		11/12/2019	489,286	484,815	472,161
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25		10/31/2019	249,681	249,681	240,942

Total Cargo Transport				738,967	734,496	713,103

Chemicals, Plastics and Rubber — 1.5%*:
MacDermid, Inc.	5.50		6/7/2020	466,046	457,366	449,678
Methanol Holdings (Trinidad) Ltd.	4.25		6/30/2022	349,846	346,715	307,865
Styrolution Group GmbH+	6.50		11/7/2019	493,750	609,304	563,742

Total Chemicals, Plastics and Rubber				1,309,642	1,413,385	1,321,285

Containers, Packaging and Glass — 0.6%*:
Consolidated Container Co. LLC	7.75		1/3/2020	94,140	92,857	72,017
Prolampac Intermediate, Inc.	9.25		8/18/2023	500,000	490,748	425,000

Total Containers, Packaging and Glass				594,140	583,605	497,017

Diversified/Conglomerate Manufacturing — 0.9%*:
Quality Home Brands Holdings LLC	7.75		12/17/2018	128,870	128,161	128,226
Triple Point Technology, Inc.	5.25		7/10/2020	337,977	316,695	241,373
Triple Point Technology, Inc.††	9.25		7/10/2021	50,845	47,777	23,389
West Corp.¤	2.68		7/1/2019	361,250	352,098	349,509

Total Diversified/Conglomerate Manufacturing				878,942	844,731	742,497

Diversified/Conglomerate Service — 3.2%*:
Aquilex Holdings LLC	5.00		12/31/2020	98,070	97,902	90,715
Atrium Innovations, Inc.+	4.25		2/13/2021	460,526	459,314	409,868
Brickman Group Ltd. LLC	4.00		12/18/2020	797,964	786,992	784,399
MH Sub I LLC	8.50		7/8/2022	650,000	646,557	601,250
Power Team Services LLC	8.25		11/6/2020	300,000	298,982	277,500
RP Crown Parent LLC	6.00		12/21/2018	544,029	545,296	503,808
RP Crown Parent LLC	11.25		12/20/2019	178,571	182,259	142,188

Total Diversified/Conglomerate Service				3,029,160	3,017,302	2,809,728

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Ecological — 0.2%*:
Emerald 3 Ltd.+	8.00%	5/31/2022	196,488	$194,940	$160,629

Electronics — 1.2%*:
Microsemi Corp.	5.25	1/15/2023	833,823	819,223	837,084
Western Digital Corp.	0.75	3/16/2023	205,471	199,307	202,839

Total Electronics			1,039,294	1,018,530	1,039,923

Finance — 1.0%*:
Moneygram International, Inc.	4.25	3/27/2020	634,264	604,025	592,244
Sedgwick Claims Management Services, Inc.	3.75	3/1/2021	292,678	292,164	284,387

Total Finance			926,942	896,189	876,631

Healthcare, Education and Childcare — 2.4%*:
Greatbatch Ltd.	5.25	10/27/2022	798,000	791,020	796,755
Synarc-Biocore Holdings LLC	5.50	3/10/2021	392,863	390,076	369,291
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	496,271	430,000
Tecomet, Inc.	5.75	12/5/2021	578,034	548,784	537,572

Total Healthcare, Education and Childcare			2,268,897	2,226,151	2,133,618

Hotels, Motels, Inns and Gaming — 0.8%*:
Compass Holdco 2 Ltd.+	5.84	11/10/2022	500,000	755,098	714,534

Insurance — 2.1%*:
Asurion LLC	5.00	5/24/2019	1,000,000	979,375	985,000
Hub International Ltd.	4.00	10/2/2020	897,713	877,265	873,026

Total Insurance			1,897,713	1,856,640	1,858,026

Leisure, Amusement, Entertainment — 0.9%*:
AP NMT Acquisition B.V.+	7.00	8/13/2021	400,238	487,853	416,491
AP NMT Acquisition B.V.+	10.00	8/13/2022	300,000	280,765	216,000
Delta 2 (Lux) Sarl+	7.75	7/31/2022	125,000	124,612	114,454

Total Leisure, Amusement, Entertainment			825,238	893,230	746,945

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Alison Bidco Sarl+	5.25	8/29/2021	73,199	72,631	70,088
Alison Bidco Sarl+	5.50	8/29/2021	73,200	72,631	70,089
Gardner Denver, Inc.	4.25	7/30/2020	468,374	453,424	426,220

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			614,773	598,686	566,397

Mining, Steel, Iron and Non-Precious Metals — 1.0%*:
Arch Coal Inc.	10.00	1/31/2017	269,993	269,993	259,194
Arch Coal, Inc.	6.25	5/16/2018	738,547	732,058	260,648
Boomerang Tube LLC¤	15.00	2/2/2020	32,825	32,905	32,825
Boomerang Tube LLC¤	15.63	2/2/2020	83,391	83,391	83,391
Boomerang Tube LLC¤	17.50	2/2/2020	68,094	68,094	68,094
Boomerang Tube LLC¤	20.00	2/2/2020	29,544	26,810	26,589
Murray Energy Corp.	7.50	4/16/2020	198,289	193,454	100,334

Total Mining, Steel, Iron and Non-Precious Metals			1,420,683	1,406,705	831,075

Oil and Gas — 1.3%*:
American Energy—Marcellus LLC	8.50	8/4/2021	60,369	59,675	2,314
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	846,154	769,629	359,615
Fieldwood Energy LLC	8.38	9/30/2020	1,885,340	1,179,794	327,578
Floatel International Ltd.	6.00	6/27/2020	201,690	200,246	90,761
Jonah Energy LLC	7.50	5/12/2021	173,566	171,660	85,915
Paragon Offshore Finance Co.	3.75	7/18/2021	479,874	386,132	103,173
Seadrill Partners Finco LLC	4.00	2/21/2021	254,412	156,311	111,941

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Oil and Gas (continued):
Southcross Holdings Borrower LP	6.00%		8/4/2021	72,611	$72,332	$7,443

Total Oil and Gas				3,974,016	2,995,779	1,088,740

Printing and Publishing — 2.5%*:
Cengage Learning Acquisitions, Inc.	7.00		3/31/2020	651,190	651,369	647,472
Springer Science+Business Media Deutschland GmbH+	9.00		8/14/2021	1,300,000	1,497,810	1,508,855

Total Printing and Publishing				1,951,190	2,149,179	2,156,327

Retail Stores — 1.9%*:
Academy, Ltd.	5.00		7/1/2022	498,670	476,230	473,657
Mattress Holding Corp.	6.25		10/20/2021	637,931	621,575	632,457
Maxeda DIY B.V.+	7.00		6/28/2019	583,334	633,777	540,147

Total Retail Stores				1,719,935	1,731,582	1,646,261

Total Bank Loans				26,853,206	27,048,180	23,238,018

Corporate Bonds — 51.4%*:
Aerospace and Defense — 1.3%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	4.63		10/30/2020	332,000	332,000	340,300
CPI International, Inc.	8.75		2/15/2018	814,000	825,662	795,685

Total Aerospace and Defense				1,146,000	1,157,662	1,135,985

Automobile — 3.7%*:
Allied Specialty Vehicles, Inc.^	8.50		11/1/2019	1,000,000	1,023,714	1,012,500
Gates Global LLC/Gates Global Co.^	6.00		7/15/2022	1,000,000	769,069	855,000
International Automotive Components Group SA^	9.13		6/1/2018	940,000	958,210	846,000
JB Poindexter & Co., Inc.^	9.00		4/1/2022	500,000	522,152	523,750

Total Automobile				3,440,000	3,273,145	3,237,250

Banking — 0.4%*:
Lock AS+	7.00		8/15/2021	250,000	335,562	300,121

Beverage, Food and Tobacco — 0.9%*:
Boparan Finance PLC+	5.50		7/15/2021	450,000	623,960	597,839
Pizzaexpress Financing 2 PLC+	6.63		8/1/2021	150,000	254,595	219,651

Total Beverage, Food and Tobacco				600,000	878,555	817,490

Broadcasting and Entertainment — 3.8%*:
Entertainment One Ltd.+	6.88		12/15/2022	200,000	302,467	285,239
Gray Television, Inc.	7.50		10/1/2020	600,000	615,171	633,000
Harron Communications LP/Harron Finance Corp.^	9.13		4/1/2020	500,000	535,480	522,815
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	775,000	777,560	775,000
Unitymedia GmbH+	3.75		1/15/2027	300,000	335,460	308,087
Univision Communications, Inc.^	8.50		5/15/2021	800,000	814,246	816,000

Total Broadcasting and Entertainment				3,175,000	3,380,384	3,340,141

Buildings and Real Estate — 1.7%*:
Cemex Finance LLC^+	9.38		10/12/2022	400,000	435,178	440,000
Keystone Financing PLC+	9.50		10/15/2019	350,000	564,267	519,025
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	111,400
Paroc Group Oy MTN+	5.07	#	5/15/2020	100,000	137,565	109,523
William Lyon Homes, Inc.	7.00		8/15/2022	295,000	300,526	283,200

Total Buildings and Real Estate				1,245,000	1,575,101	1,463,148

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Cargo Transport — 2.7%*:
DH Services Luxembourg Sarl^	7.75%		12/15/2020	200,000	$204,622	$197,500
Moto Finance PLC+	6.38		9/1/2020	200,000	300,670	293,070
OPE KAG Finance Sub, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,363,583
WFS Global Holding SAS+	9.50		7/15/2022	150,000	170,153	183,358
WFS Global Holding SAS+	12.50		12/30/2022	300,000	327,985	346,234

Total Cargo Transport				2,217,000	2,370,430	2,383,745

Chemicals, Plastics and Rubber — 4.2%*:
Consolidated Energy Finance SA^+	6.75		10/15/2019	1,000,000	993,943	952,500
Huntsman International LLC	4.25		4/1/2025	300,000	277,892	303,307
Ineos Finance PLC+	4.00		5/1/2023	200,000	216,510	220,946
LSB Industries, Inc.	7.75		8/1/2019	250,000	211,414	229,375
OMNOVA Solutions, Inc.	7.88		11/1/2018	723,000	734,013	715,770
Pinnacle Operating Corp.^	9.00		11/15/2020	600,000	613,882	517,500
PSPC Escrow Corp.	6.00		2/1/2023	250,000	242,297	237,537
TPC Group, Inc.^	8.75		12/15/2020	291,000	245,480	203,700
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	6.38		5/1/2022	200,000	219,514	229,801

Total Chemicals, Plastics and Rubber				3,814,000	3,754,945	3,610,436

Containers, Packaging and Glass — 3.3%*:
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.^	9.13		10/15/2020	529,000	548,797	544,870
Coveris Holdings SA^	7.88		11/1/2019	900,000	902,643	805,500
Horizon Holdings III SASU+	5.13		8/1/2022	100,000	109,775	119,053
Innovia Group Finance PLC+	4.78	#	3/31/2020	100,000	136,161	112,083
Mustang Merger Corp.^	8.50		8/15/2021	750,000	746,492	774,375
SIG Combibloc Holdings SCA+	7.75		2/15/2023	400,000	459,340	485,710

Total Containers, Packaging and Glass				2,779,000	2,903,208	2,841,591

Diversified Natural Resources, Precious Metals and Minerals — 0.4%*:
Cemex SAB de CV+	4.38		3/5/2023	100,000	111,980	106,052
Ence Energia y Celulosa SA+	5.38		11/1/2022	200,000	224,888	239,414

Total Diversified Natural Resources, Precious Metals and Minerals				300,000	336,868	345,466

Diversified/Conglomerate Manufacturing — 2.6%*:
Appvion, Inc.^	9.00		6/1/2020	500,000	511,285	192,500
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25		12/15/2019	648,000	662,895	638,280
EnPro Industries, Inc.	5.88		9/15/2022	250,000	252,374	255,000
Galapagos SA+	5.38		6/15/2021	175,000	219,558	191,271
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88		6/1/2021	500,000	516,083	503,978
West Corp.^	5.38		7/15/2022	500,000	476,660	458,650

Total Diversified/Conglomerate Manufacturing				2,573,000	2,638,855	2,239,679

Diversified/Conglomerate Service — 2.3%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	665,000	672,753	625,100
Verisure Holding AB+	6.00		11/1/2022	450,000	500,569	543,802
Zachry Holdings, Inc.^	7.50		2/1/2020	871,000	867,861	849,225

Total Diversified/Conglomerate Service				1,986,000	2,041,183	2,018,127

Finance — 2.5%*:
Cabot Financial Luxembourg SA+	10.38		10/1/2019	100,000	171,644	153,032
Galaxy Finco Ltd.+	7.88		11/15/2021	100,000	165,275	142,476

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Finance (continued):
Garfunkelux Holdco 3 SA+	7.50%		8/1/2022	100,000	$110,841	$115,781
Garfunkelux Holdco 3 SA+	8.50		11/1/2022	650,000	1,007,030	921,146
National Financial Partners Corp.^	9.00		7/15/2021	279,000	277,761	267,840
TMF Group Holding B.V.+	9.88		12/1/2019	500,000	711,806	605,932

Total Finance				1,729,000	2,444,357	2,206,207

Grocery — 0.3%*:
Premier Foods Finance PLC+	6.50		3/15/2021	200,000	338,901	295,580

Healthcare, Education and Childcare — 4.1%*:
Alere, Inc.^	6.38		7/1/2023	490,000	490,000	514,500
Care UK Health & Social Care PLC+	5.59	#	7/15/2019	100,000	153,313	122,907
Cerberus Nightingale 1 Sarl+	8.25		2/1/2020	550,000	628,575	627,159
CHS/Community Health Systems, Inc.	5.13		8/15/2018	500,000	498,800	503,750
Cognita Financing PLC+	7.75		8/15/2021	350,000	545,541	506,246
ConvaTec Healthcare E SA^	10.50		12/15/2018	200,000	202,739	206,000
Ephios Bondco PLC+	6.25		7/1/2022	100,000	114,675	120,276
HCA, Inc.	5.25		6/15/2026	150,000	150,000	153,750
HomeVi SAS+	6.88		8/15/2021	250,000	334,500	301,794
Tenet Healthcare Corp.	6.75		6/15/2023	294,000	292,644	281,505
Unilabs Subholding AB+	8.50		7/15/2018	200,000	282,104	235,830

Total Healthcare, Education and Childcare				3,184,000	3,692,891	3,573,717

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
LSF9 Balta Issuer SA+	7.75		9/15/2022	400,000	481,171	479,056

Hotels, Motels, Inns and Gaming — 0.1%*:
Gala Electric Casinos PLC+	11.50		6/1/2019	63,637	111,179	95,244

Insurance — 0.5%*:
Centene Escrow Corp.^	5.63		2/15/2021	178,000	178,000	185,565
Centene Escrow Corp.^	6.13		2/15/2024	231,000	231,000	243,127
TIG Finco PLC+	8.50	#	3/2/2020	25,734	39,984	37,530

Total Insurance				434,734	448,984	466,222

Leisure, Amusement, Entertainment — 3.7%*:
Allegiant Travel Co.	5.50		7/15/2019	700,000	715,174	719,250
CPUK Finance Ltd.+	7.00		2/28/2042	483,000	734,468	719,202
Interval Acquisition Corp.^	5.63		4/15/2023	459,000	459,000	460,148
Odeon & UCI Finco PLC MTN+	9.00		8/1/2018	200,000	319,217	296,585
Perform Group Financing PLC+	8.50		11/15/2020	150,000	223,963	193,894
WMG Acquisition Corp.^	6.75		4/15/2022	800,000	750,858	792,000

Total Leisure, Amusement, Entertainment				2,792,000	3,202,680	3,181,079

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
KraussMaffei Group GmbH MTN+	8.75		12/15/2020	80,000	114,560	97,006
Xerium Technologies, Inc.	8.88		6/15/2018	720,000	733,198	594,000

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				800,000	847,758	691,006

Mining, Steel, Iron and Non-Precious Metals — 0.6%*:
Constellium NV	7.00		1/15/2023	600,000	643,004	558,481

Oil and Gas — 2.8%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.50		4/15/2021	500,000	500,000	355,000
Citgo Holding, Inc.^	10.75		2/15/2020	350,000	339,930	339,500
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38		5/1/2020	350,000	275,582	176,531
Genesis Energy LP/Genesis Energy Finance Corp.	6.75		8/1/2022	500,000	479,900	462,500

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Kosmos Energy Ltd.^	7.88%		8/1/2021	571,000	$530,777	$479,640
Shelf Drilling Holdings Ltd.^+	8.63		11/1/2018	439,000	376,133	294,130
Sunoco LP/Sunoco Finance Corp.^	5.50		8/1/2020	302,000	302,000	301,245

Total Oil and Gas				3,012,000	2,804,322	2,408,546

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Jarden Corp.	7.50		5/1/2017	537,000	550,301	538,074

Personal Transportation — 0.4%*:
AA Bond Co. Ltd.+	5.50		7/31/2043	250,000	361,684	346,136

Personal, Food and Miscellaneous — 0.5%*:
TeamSystem Holding SpA+	7.38		5/15/2020	350,000	475,794	414,594

Printing and Publishing — 1.1%*:
Cimpress NV^	7.00		4/1/2022	470,000	456,708	465,300
MHGE Parent LLC/MHGE Parent Finance, Inc.^	8.50		8/1/2019	500,000	508,501	497,500

Total Printing and Publishing				970,000	965,209	962,800

Retail Stores — 3.0%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	200,000	272,200	213,019
Brighthouse Group PLC MTN+	7.88		5/15/2018	150,000	242,565	201,434
Dollar Tree, Inc.^	5.25		3/1/2020	50,000	51,199	52,313
Dollar Tree, Inc.^	5.75		3/1/2023	815,000	840,510	863,900
Douglas GmbH+	6.25		7/15/2022	550,000	614,378	669,341
House of Fraser Funding PLC+	6.34	#	9/15/2020	150,000	232,074	211,753
HSS Financing PLC+	6.75		8/1/2019	204,000	307,970	290,065
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	200,000	259,797	126,421

Total Retail Stores				2,319,000	2,820,693	2,628,246

Telecommunications — 2.5%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.88		5/1/2027	391,000	391,000	398,820
eircom Finance Ltd.MTN+	9.25		5/15/2020	100,000	146,377	119,792
Numericable-SFR SAS+	5.63		5/15/2024	100,000	138,165	114,615
Numericable-SFR SAS^+	6.00		5/15/2022	315,000	315,000	307,125
T-Mobile USA, Inc.	6.50		1/15/2026	294,000	294,000	305,392
Wind Acquisition Finance SA+	3.86	#	7/15/2020	100,000	135,965	110,661
Wind Acquisition Finance SA+	4.00		7/15/2020	200,000	243,245	225,589
Wind Acquisition Finance SA^+	7.38		4/23/2021	650,000	609,174	588,250

Total Telecommunications				2,150,000	2,272,926	2,170,244

Total Corporate Bonds				43,316,371	47,107,752	44,748,411

Total Fixed Income				90,111,372	92,347,769	82,737,553

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Option — 0.2%*:
Put Option Purchased — 0.2%*:
OTC - BCM Swaption with Citibank	$100.00	5/18/2016	30,000,000	304,500	142,335

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investment — 11.2%*:
Bank Deposit — 11.2%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/1/2016	9,772,137	$9,772,137	$9,772,137

Total Investments			148,755,833	102,798,144	93,081,238

Other assets and liabilities – (6.9%)*					(6,014,197)

Net Assets – 100.0%					$87,067,041

MTN	Medium Term Note
OTC	Over the Counter
PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	67.6%
United Kingdom	10.0%
Germany	5.6%
Netherlands	3.8%
France	2.4%
Italy	1.6%
Switzerland	1.5%
Cayman Islands	1.4%
Trinidad And Tobago	1.2%
Spain	1.1%
Other (Individually less than 1%)	3.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.

A summary of outstanding derivatives at March 31, 2016 is as follows:

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
Forward Foreign Currency Exchange Contracts to Buy
4/1/16	Morgan Stanley	EUR	425,878	484,606	485,370	$(764)
4/13/16	Morgan Stanley	EUR	21,393	24,350	24,239	111
4/1/16	Morgan Stanley	GBP	491,005	705,206	706,208	(1,002)
4/13/16	Morgan Stanley	GBP	29,525	42,406	42,485	(78)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(1,733)

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/1/16	Morgan Stanley	EUR	21,393	24,343	24,231	$(112)
4/13/16	Morgan Stanley	EUR	13,285,377	15,121,638	14,668,795	(452,843)
4/1/16	Morgan Stanley	GBP	29,525	42,405	42,483	78
4/13/16	Morgan Stanley	GBP	6,112,866	8,779,835	8,731,596	(48,239)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(501,116)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

WRITTEN OPTION

TYPE OF CONTRACT	EXPIRATION DATE	STRIKE PRICE	COUNTERPARTY	NUMBER OF CONTRACTS/ NOTIONAL AMOUNTS	PREMIUMS RECEIVED	VALUE AT MARCH 31, 2016
Put – OTC BCM Swaption	5/18/16	97.00	Citibank	30,000,000	132,000	(55,989)

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	DIVIDEND RATE			SHARES	COST	FAIR VALUE
Convertible Preferred Stock — 0.0%*:
Southwestern Energy Co.	6.25%			900	$38,772	$17,649

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 98.8%*:
Asset-Backed Securities — 24.7%*:
CDO/CLO — 4.1%*:
AIMCO CLO Series 2014-A A^	2.16	#%	7/20/2026	450,000	448,875	447,750
ALM XIV Ltd. 2014-14A A1^	2.05	#	7/28/2026	500,000	498,798	496,351
Apidos CLO XVII Series 2014-17A A1^	2.12	#	4/17/2026	450,000	448,875	448,337
Atlas Senior Loan Fund V Ltd. 2014-1A A^	2.17	#	7/16/2026	500,000	499,621	496,251
BlueMountain CLO Ltd. 2013-3A A^	2.02	#	10/29/2025	500,000	496,883	496,594
BlueMountain CLO Ltd. 2015-2A A1^	2.05	#	7/18/2027	500,000	492,453	494,199
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	2.14	#	4/17/2025	500,000	500,000	497,499
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	2.12	#	10/15/2026	250,000	250,000	247,546
Galaxy XX CLO Ltd. 2015-20A A^	2.07	#	7/20/2027	250,000	246,840	248,751
Goldentree Loan Opportunities VIII Ltd. 2014-8A A^	2.07	#	4/19/2026	450,000	447,075	445,619
Madison Park Funding XII Ltd. 2014-12A A^	2.12	#	7/20/2026	250,000	248,292	248,737
Madison Park Funding XIV Ltd. 2014-14A A2^	2.07	#	7/20/2026	250,000	249,850	248,543
OHA Credit Partners VI Ltd. Series 2012-6A AR^	1.84	#	5/15/2023	630,030	627,275	625,947
OZLM VII Ltd. 2014-7A A1^	2.04	#	7/17/2026	500,000	494,338	494,998
Seneca Park CLO Ltd. 2014-1A A^	2.10	#	7/17/2026	360,000	358,463	357,773
Symphony CLO XV Ltd. 2014-15A A^	2.07	#	10/17/2026	250,000	248,024	248,750

Total CDO/CLO				6,590,030	6,555,662	6,543,645

Other Asset-Backed Securities — 20.6%*:
321 Henderson Receivables II LLC 2006-3A A1^	0.64	#	9/15/2041	242,832	233,599	232,686
Access Group, Inc. 2002-A A2	1.78		9/25/2037	1,050,000	962,978	987,000
Access Group, Inc. 2005-1 A3	0.77	#	6/22/2022	124,872	123,154	123,086
Access Group, Inc. 2015-1 A^	1.13	#	7/25/2056	201,238	196,765	192,737
Access Group, Inc. 2015-1 B^	1.93	#	7/25/2058	100,000	86,184	83,478
Alterna Funding I LLC Series 2014-1A^	1.64		2/15/2021	412,143	407,001	408,279
American Credit Acceptance Receivables Trust 2015-3 A^	1.95		9/12/2019	116,207	116,200	115,876
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	111,480	111,478	111,445
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	310,000	309,564	307,171
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	79,800	79,800	81,745
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,961	200,120
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A A^	2.10		3/20/2019	240,000	238,649	239,513
BlueVirgo Trust 2015-1A^¤	3.00		12/15/2022	375,587	373,982	374,648
California Republic Auto Receivables Trust 2015-4 A4^	2.58		6/15/2021	180,000	179,984	182,727
Capital Automotive REIT 2010-1A A^	5.73		12/15/2038	92,027	95,792	96,061
CarFinance Capital Auto Trust 2013-2A^	4.04		8/15/2019	650,000	653,312	652,107
CarFinance Capital Auto Trust 2014-2^	1.44		11/16/2020	229,421	227,341	228,203

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Cazenovia Creek Funding I LLC 2015-1A A^	2.00%		12/10/2023	345,877	$342,122	$342,094
Chase Issuance Trust Series 2014-A1	1.15		1/15/2019	3,000,000	3,005,175	3,002,615
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	50,931	50,930	50,871
Citi Held For Asset Issuance 2015-PM2 A^	2.35		3/15/2022	68,392	68,388	67,599
Citi Held For Asset Issuance 2015-PM3 A^	2.56		5/16/2022	80,470	80,467	80,442
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	219,650	224,965	219,378
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	70,000	69,645	66,553
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	204,312	198,193	190,557
College Loan Corp. Trust I 2005-2 B	1.11	#	1/15/2037	245,461	214,531	204,762
CPS Auto Receivables Trust 2011-C A^	4.21		3/15/2019	72,749	73,565	72,784
CPS Auto Receivables Trust 2012-A A^	2.78		6/17/2019	114,926	115,630	115,127
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	194,840	194,094	192,667
CPS Auto Receivables Trust 2014-D A^	1.49		4/15/2019	228,381	227,275	228,320
CPS Auto Receivables Trust 2015-B A^	1.65		11/15/2019	221,279	219,305	219,827
CPS Auto Receivables Trust 2015-C A^	1.77		6/17/2019	78,829	78,824	78,696
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	100,000	99,984	100,015
CPS Auto Receivables Trust 2016-A A^	2.25		10/15/2019	157,502	157,496	157,434
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	490,050	484,591	482,479
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	841,150	834,206	833,676
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	61,874	61,868	61,381
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	96,219	96,213	97,350
Domino’s Pizza Master Issuer LLC 2012-1A A2^	5.22		1/25/2042	238,368	244,175	243,934
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	339,150	333,196	328,609
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	134,560	132,789	133,728
DRB Prime Student Loan Trust 2015-B A2^	3.17		7/25/2031	346,204	344,806	343,947
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	82,821	82,812	82,652
DRB Prime Student Loan Trust 2015-D A1^	2.13	#	1/25/2040	285,181	278,994	278,120
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	262,884	261,391	260,815
DRB Prime Student Loan Trust 2016-A A1^	2.44	#	4/25/2040	130,000	129,628	129,620
Drive Auto Receivables Trust 2015-CA A3^	1.38		10/15/2018	225,000	224,994	224,894
Drive Auto Receivables Trust 2016-A A1^	0.80		2/15/2017	135,233	135,233	135,216
Drug Royalty LP 1 2012-1 A1^	5.87	#	7/15/2024	119,872	122,794	122,242
DT Auto Owner Trust 2015-3A A^	1.66		3/15/2019	66,148	66,144	66,203
DT Auto Owner Trust 2016-1A A^	2.00		9/16/2019	299,706	299,695	299,933
DT Auto Owner Trust 2016-1A B^	2.79		5/15/2020	230,000	229,989	231,224
Education Funding Capital Trust IV 2004-1 A5	1.45	#	6/15/2043	50,000	47,015	48,012
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02		2/25/2027	55,692	55,193	55,229
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	551,976	546,992	535,042

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Element Rail Leasing II LLC 2015-1A A1^+	3.97%		3/19/2046	170,000	$170,000	$170,000
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	180,000	179,958	187,614
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	600,000	599,918	599,048
Exeter Automobile Receivables Trust 2015-3A A^	2.00		3/16/2020	69,036	69,032	68,769
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.15		4/25/2035	711,028	707,473	703,914
First Investors Auto Owner Trust 2015-2A A1^	1.59		12/16/2019	43,860	43,859	43,933
First Investors Auto Owner Trust 2016-1A A1^	1.92		5/15/2020	435,893	435,883	436,442
Flagship Credit Auto Trust 2013-1^	1.32		4/16/2018	11,028	11,020	11,025
Flagship Credit Auto Trust 2014-1^	1.21		4/15/2019	194,441	193,939	193,564
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	108,368	108,358	108,128
Flagship Credit Auto Trust 2015-3^	2.38		10/15/2020	140,986	140,986	140,635
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	485,502	484,358	483,856
FNA 2015-1 Trust^	3.24		12/10/2023	242,102	242,092	241,330
Ford Credit Auto Owner Trust 2015-2 A^	2.44		1/15/2027	130,000	131,229	131,788
FRS I LLC 2013-1A A1^	1.80		4/15/2043	50,863	50,334	50,178
Global Container Assets 2013-1 Ltd.^	2.20		11/5/2028	157,823	157,649	157,590
Global SC Finance II SRL 2014-1A A1^+	3.19		7/17/2029	258,333	258,275	243,107
Goal Capital Funding Trust 2007-1 C1	1.03	#	6/25/2042	357,517	349,950	352,245
Goal Structured Solution Trust 2015-1 B^	1.93	#	9/25/2043	100,000	75,437	83,801
Green Tree Agency Advance Funding Trust I 2015-T2 AT2^	3.09		10/15/2048	100,000	100,000	100,090
GSAMP Trust 2005-SEA2 A1^	0.78	#	1/25/2045	73,986	71,054	72,491
Hilton Grand Vacations Trust 2013-A^	2.28		1/25/2026	104,020	102,378	103,490
LCM XVI LP 16A A^	2.12	#	7/15/2026	250,000	250,000	248,751
Miramax LLC 2014-1A A2^	3.34		7/20/2026	74,280	74,793	74,639
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	259,758	256,259	257,717
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	85,381	85,375	86,053
National Collegiate Student Loan Trust 2006-3	0.58	#	10/25/2027	44,222	43,732	43,905
Nations Equipment Finance Funding III LLC 2016-1A A^¤	3.61		2/20/2021	424,964	424,955	425,214
Navient Private Education Loan Trust 2015-BA A1^	1.04	#	5/15/2023	36,524	36,478	36,470
Nelnet Student Loan Trust 2008-3 A4	2.28	#	11/25/2024	225,000	229,214	225,454
Nextgear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,992	99,482
NRZ Advance Receivables Trust 2015-T3 AT3^	2.54		11/15/2046	430,000	430,000	430,374
Ocwen Master Advance Receivables Trust 2015-T1 AT1^	2.54		9/17/2046	100,000	100,000	99,945
Ocwen Master Advance Receivables Trust 2015-T2 AT2^¤	2.53		11/15/2046	100,000	100,000	99,875
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	230,000	230,802	229,102
Oscar US Funding Trust 2016 1A A1^	0.95		4/17/2017	250,000	250,000	250,000
Oscar US Funding Trust 2016 1A A2B^	2.13		7/15/2020	200,000	200,000	200,000
PHEAA Student Loan Trust 2003-1 A3	1.00	#	7/25/2042	500,000	499,438	498,327

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.71	#%	5/25/2036	149,986	$143,748	$142,929
Prestige Auto Receivables Trust 2016 1A A1^	0.85		4/17/2017	650,000	650,000	649,972
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	260,000	261,065	260,207
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	280,000	281,575	281,786
Santander Drive Auto Receivables Trust 2016-1 A1	0.85		2/15/2017	311,419	311,419	311,423
Santander Drive Auto Receivables Trust 2016-1 A3	1.62		3/16/2020	180,000	179,973	179,680
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	360,000	359,981	361,120
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	390,000	389,702	391,845
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07		3/20/2030	157,463	156,470	156,815
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05		6/20/2031	144,742	143,049	144,058
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	333,148	330,269	333,638
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	79,284	79,284	78,827
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	404,203	399,000	405,585
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	65,007	64,993	64,261
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	79,284	79,269	78,862
SLC Private Student Loan Trust 2006-A A5	0.79	#	7/15/2036	313,987	312,120	310,748
SLC Private Student Loan Trust 2006-A C	1.07	#	7/15/2036	350,000	307,904	303,336
SLC Student Loan Trust 2005-1 B	0.82	#	2/15/2045	310,423	257,470	255,442
SLM Student Loan Trust 2003-14 A6	0.92	#	7/25/2025	40,000	38,352	37,457
SLM Student Loan Trust 2003-4 B	1.28	#	6/15/2038	151,047	137,966	124,872
SLM Student Loan Trust 2005-4 B	0.80	#	7/25/2040	473,790	392,398	400,128
SLM Student Loan Trust 2006-1 A5	0.73	#	7/26/2021	100,000	96,636	97,652
SLM Student Loan Trust 2006-9 A5	0.72	#	1/26/2026	150,000	145,817	144,059
SLM Student Loan Trust 2008-5 A4	2.32	#	7/25/2023	100,000	101,149	100,378
SLM Student Loan Trust 2012-5 A2	0.73	#	6/25/2019	106,775	106,092	105,731
SLM Student Loan Trust 2013-6 A3	1.08		6/26/2028	180,000	171,659	171,674
SoFi Professional Loan Program LLC 2014-B A1^	1.68	#	8/25/2032	333,810	328,161	328,564
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	84,929	84,476	85,368
SoFi Professional Loan Program LLC 2016 A A1^	2.25		8/25/2036	320,000	317,135	317,063
SoFi Professional Loan Program LLC 2016 A A2^	2.76		12/26/2036	350,000	346,813	346,356
Sonic Capital LLC 2011-1A A2^	5.44		5/20/2041	213,440	223,967	220,102
SpringCastle America Funding LLC 2014-AA A^	2.70		5/25/2023	371,665	371,321	370,134
SPS Servicer Advance Receivable 2015-T3 AT3^¤	2.92		7/15/2047	100,000	99,991	100,058
SVO VOI Mortgage LLC 2012-AA A^	2.00		9/20/2029	398,578	391,953	393,437

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Trinity Rail Leasing LP 2012-1A A1^	2.27%		1/15/2043	76,086	$73,757	$72,828
United Auto Credit Securitization Trust 2016-1 A^	2.00		10/15/2017	167,578	167,573	167,461
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	384,231	383,732	383,647
Westlake Automobile Receivables Trust 2016-1A A1^	0.85		1/15/2017	374,249	374,220	374,248
Westlake Automobile Receivables Trust 2016-1A A2B^	1.49	#	1/15/2019	420,000	420,000	420,000

Total Other Asset-Backed Securities				32,961,333	32,503,730	32,461,026

Total Asset-Backed Securities				39,551,363	39,059,392	39,004,671

Convertible Bonds — 0.1%*:
Oil and Gas — 0.0%*:
Whiting Petroleum Corp.^	1.25		4/1/2020	80,000	79,778	46,550

Retail — 0.0%*:
GNC Holdings, Inc.^	1.50		8/15/2020	10,000	10,000	8,175

Semiconductors — 0.1%*:
Micron Technology, Inc.	3.00		11/15/2043	135,000	124,895	91,969

Total Convertible Bonds				225,000	214,673	146,694

Corporate Bonds — 35.9%*:
Aerospace/Defense — 0.9%*:
Harris Corp.	2.00		4/27/2018	500,000	499,779	499,093
Harris Corp.	2.70		4/27/2020	170,000	166,750	170,482
L-3 Communications Corp.	5.20		10/15/2019	745,000	784,130	793,251

Total Aerospace/Defense				1,415,000	1,450,659	1,462,826

Agriculture — 0.9%*:
Bunge Ltd. Finance Corp.	3.50		11/24/2020	700,000	711,695	710,344
Imperial Brands Finance plc^+	2.95		7/21/2020	407,000	414,191	418,400
Imperial Tobacco Finance PLC^+	2.05		7/20/2018	335,000	333,687	335,898

Total Agriculture				1,442,000	1,459,573	1,464,642

Apparel — 0.3%*:
Hanesbrands, Inc.	6.38		12/15/2020	415,000	431,070	429,525

Auto Manufacturers — 2.2%*:
American Honda Finance Corp.+	1.70		2/22/2019	395,000	394,924	398,281
Ford Motor Credit Co. LLC	2.24		6/15/2018	730,000	726,425	730,929
Ford Motor Credit Co. LLC	3.34		3/18/2021	315,000	315,000	324,149
General Motors Co.	3.50		10/2/2018	700,000	713,835	716,546
General Motors Financial Co.	3.20		7/13/2020	690,000	682,027	688,457
Hyundai Capital America^+	2.40		10/30/2018	150,000	150,070	151,001
Hyundai Capital America^	2.55		2/6/2019	250,000	250,430	251,604
Hyundai Capital America^+	3.75		4/6/2016	200,000	200,073	200,017

Total Auto Manufacturers				3,430,000	3,432,784	3,460,984

Beverages — 0.2%*:
Anheuser-Busch InBev Finance, Inc.+	2.65		2/1/2021	295,000	294,108	303,138

Biotechnology — 0.4%*:
Celgene Corp.	2.13		8/15/2018	420,000	420,922	424,757
Celgene Corp.	2.25		5/15/2019	250,000	250,476	253,626

Total Biotechnology				670,000	671,398	678,383

Chemicals — 1.3%*:
Airgas, Inc.	2.38		2/15/2020	250,000	247,810	251,587

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals (continued):
Airgas, Inc.	3.05%	8/1/2020	450,000	$458,434	$460,460
Ecolab, Inc.	2.00	1/14/2019	235,000	234,646	237,090
Ecolab, Inc.	4.35	12/8/2021	270,000	295,122	298,083
Incitec Pivot Finance LLC^+	6.00	12/10/2019	195,000	211,541	208,989
LyondellBasell Industries NV	5.00	4/15/2019	415,000	443,141	443,366
RPM International, Inc.	6.13	10/15/2019	180,000	199,115	199,545

Total Chemicals			1,995,000	2,089,809	2,099,120

Commercial Banks — 9.4%*:
ABN AMRO Bank NV^	2.50	10/30/2018	200,000	202,183	202,735
ABN AMRO Bank NV^+	4.25	2/2/2017	200,000	204,863	204,162
ANZ New Zealand Int’l Ltd.^+	2.25	2/1/2019	745,000	745,509	748,563
Banco Bilbao Vizcaya Argentaria SA	3.00	10/20/2020	670,000	668,480	676,878
Bank of America Corp.	5.42	3/15/2017	1,000,000	1,034,145	1,034,170
Bank of America Corp. MTN	2.25	4/21/2020	850,000	830,530	841,793
Barclays plc+	3.25	1/12/2021	830,000	827,349	826,536
BNP Paribas SA+	2.38	5/21/2020	250,000	250,027	251,502
BPCE SA+	2.65	2/3/2021	475,000	474,208	479,546
CIT Group, Inc.	4.25	8/15/2017	835,000	849,535	849,704
Credit Agricole SA^+	2.13	4/17/2018	245,000	246,765	246,723
Credit Suisse+	1.75	1/29/2018	670,000	670,225	671,191
First Horizon National Corp.	3.50	12/15/2020	745,000	741,264	744,472
First Tennessee Bank N.A.	2.95	12/1/2019	550,000	546,721	551,294
Goldman Sachs Group, Inc. (The)	2.38	1/22/2018	590,000	597,460	597,589
Goldman Sachs Group, Inc. (The)	2.55	10/23/2019	650,000	649,647	659,835
Goldman Sachs Group, Inc. (The)	2.88	2/25/2021	90,000	89,853	91,582
Intesa Sanpaolo SpA+	3.88	1/16/2018	600,000	615,091	614,008
Itau Unibanco Holding SA^+	2.85	5/26/2018	400,000	394,852	394,600
Mitsubishi UFJ Trust & Banking Corp.^+	2.65	10/19/2020	650,000	651,332	660,940
Morgan Stanley	2.13	4/25/2018	415,000	418,109	417,877
Morgan Stanley	2.45	2/1/2019	590,000	590,201	598,727
National Australia Bank Ltd.+	2.00	1/14/2019	665,000	665,254	669,279
Nordea Bank AB^+	2.50	9/17/2020	590,000	590,460	597,389
Regions Bank	7.50	5/15/2018	212,000	236,227	233,617
Regions Financial Corp.	2.00	5/15/2018	500,000	498,662	496,825
Regions Financial Corp.	3.20	2/8/2021	145,000	144,852	146,206
Santander UK Group Holdings plc+	3.13	1/8/2021	50,000	49,952	50,514
SVB Financial Group	5.38	9/15/2020	200,000	221,336	222,234

Total Commercial Banks			14,612,000	14,705,092	14,780,491

Commercial Services — 0.6%*:
McGraw Hill Financial, Inc.	2.50	8/15/2018	260,000	260,998	263,463
McGraw Hill Financial, Inc.	3.30	8/14/2020	300,000	309,496	310,354
Western Union Co. (The)	5.93	10/1/2016	400,000	408,835	408,901

Total Commercial Services			960,000	979,329	982,718

Construction Materials — 0.5%*:
Masco Corp.	3.50	4/1/2021	260,000	261,484	261,950
Masco Corp.	7.13	3/15/2020	390,000	447,403	448,987

Total Construction Materials			650,000	708,887	710,937

Diversified Financial Services — 2.5%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	2.75	5/15/2017	415,000	414,144	412,925
Air Lease Corp.	2.13	1/15/2018	530,000	525,625	524,700
Air Lease Corp.	2.63	9/4/2018	125,000	124,498	124,211
Air Lease Corp.	3.38	1/15/2019	200,000	204,250	199,375
Ally Financial, Inc.	4.75	9/10/2018	795,000	813,531	806,925

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified Financial Services (continued):
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.50%		3/15/2017	500,000	$499,864	$497,500
International Lease Finance Corp.	2.58	#	6/15/2016	200,000	200,006	200,187
International Lease Finance Corp.	3.88		4/15/2018	350,000	351,626	351,995
International Lease Finance Corp.	5.75		5/15/2016	345,000	346,458	345,862
Lazard Group LLC	4.25		11/14/2020	385,000	399,355	402,050

Total Diversified Financial Services				3,845,000	3,879,357	3,865,730

Electric — 0.6%*:
Ameren Corp.	2.70		11/15/2020	330,000	331,486	334,632
Entergy Texas, Inc.	2.55		6/1/2021	170,000	169,677	170,800
Entergy Texas, Inc.	7.13		2/1/2019	300,000	339,485	340,766
IPALCO Enterprises, Inc.	5.00		5/1/2018	150,000	157,337	157,500

Total Electric				950,000	997,985	1,003,698

Electronics — 0.0%*:
Tech Data Corp.	3.75		9/21/2017	60,000	61,512	60,786

Engineering&Construction — 0.2%*:
SBA Tower Trust^	3.60		4/15/2043	330,000	328,643	329,701

Environmental Control — 0.3%*:
Clean Harbors, Inc.	5.25		8/1/2020	415,000	423,832	425,334

Food — 0.5%*:
JBS Investments GmbH^+	7.75		10/28/2020	415,000	446,565	410,850
Tyson Foods, Inc.	2.65		8/15/2019	335,000	337,890	343,565

Total Food				750,000	784,455	754,415

Forestry and Paper Products — 0.3%*:
Sappi Papier Holding GmbH^+	7.75		7/15/2017	500,000	525,632	523,750

Hand/Machine Tools — 0.2%*:
Stanley Black & Decker, Inc.	2.45		11/17/2018	325,000	327,065	330,016

Healthcare-Products — 0.5%*:
Boston Scientific Corp.	2.85		5/15/2020	350,000	354,268	355,459
Zimmer Biomet Holdings, Inc.	2.00		4/1/2018	480,000	480,748	481,141

Total Healthcare-Products				830,000	835,016	836,600

Healthcare-Services — 1.2%*:
Anthem, Inc.	1.88		1/15/2018	250,000	250,083	250,792
HCA, Inc.	3.75		3/15/2019	550,000	555,695	563,420
Humana, Inc.	6.30		8/1/2018	150,000	164,312	164,985
Laboratory Corp. of America Holdings	2.63		2/1/2020	420,000	419,154	421,765
UnitedHealth Group, Inc.	1.70		2/15/2019	520,000	520,519	524,308

Total Healthcare-Services				1,890,000	1,909,763	1,925,270

Holding Companies-Divers — 0.2%*:
Hutchison Whampoa International 14 Ltd.^+	1.63		10/31/2017	250,000	249,727	249,900
Home Builders — 0.5%*:
Lennar Corp.	4.50		6/15/2019	150,000	153,738	154,875
Lennar Corp.	4.50		11/15/2019	500,000	514,549	520,000
Lennar Corp.	4.75		4/1/2021	140,000	140,000	141,750

Total Home Builders				790,000	808,287	816,625

Housewares — 0.3%*:
Newell Rubbermaid, Inc.	2.60		3/29/2019	455,000	454,896	461,617

Insurance — 2.2%*:
American International Group, Inc.	3.30		3/1/2021	700,000	699,367	715,671

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
CNA Financial Corp.	5.75%	8/15/2021	341,000	$379,408	$382,768
Lincoln National Corp.	6.25	2/15/2020	300,000	334,408	335,177
Reinsurance Group of America, Inc.	5.63	3/15/2017	450,000	466,083	466,763
TIAA Asset Management Finance Co. LLC^	2.95	11/1/2019	485,000	489,404	492,210
Trinity Acquisition PLC+	3.50	9/15/2021	600,000	602,510	610,388
Willis Group Holdings PLC+	5.75	3/15/2021	370,000	409,797	411,770

Total Insurance			3,246,000	3,380,977	3,414,747

Internet — 0.5%*:
Alibaba Group Holding Ltd.+	2.50	11/28/2019	250,000	248,294	252,237
Expedia, Inc.	7.46	8/15/2018	510,000	567,180	570,577

Total Internet			760,000	815,474	822,814

Investment Company Security — 0.3%*:
Ares Capital Corp.	4.88	11/30/2018	200,000	208,313	205,471
FS Investment Corp.	4.00	7/15/2019	335,000	338,736	335,780

Total Investment Company Security			535,000	547,049	541,251

IT Services — 0.3%*:
Leidos Holdings, Inc.	4.45	12/1/2020	500,000	496,793	492,505

Leisure Time — 0.1%*:
Brunswick Corp.^	4.63	5/15/2021	225,000	225,274	226,688

Lodging — 0.2%*:
Marriott International, Inc.	2.88	3/1/2021	275,000	274,118	277,657

Machinery-Diversified — 0.3%*:
Case New Holland Industrial, Inc.+	7.88	12/1/2017	360,000	384,012	387,000

Media — 0.9%*:
CCO Safari II LLC^	3.58	7/23/2020	415,000	415,672	424,062
Sirius XM Radio, Inc.^	4.25	5/15/2020	385,000	386,290	391,256
Sirius XM Radio, Inc.^	5.75	8/1/2021	200,000	207,080	209,250
Viacom, Inc.	6.13	10/5/2017	400,000	419,495	423,381

Total Media			1,400,000	1,428,537	1,447,949

Miscellaneous Manufacturing — 0.2%*:
Tyco Electronics Group SA+	2.35	8/1/2019	135,000	134,941	136,267
Tyco Electronics Group SA+	2.38	12/17/2018	200,000	202,160	202,250

Total Miscellaneous Manufacturing			335,000	337,101	338,517

Office/Business Equip — 0.1%*:
Pitney Bowes, Inc.	4.75	5/15/2018	200,000	210,271	210,551

Pharmaceuticals — 1.1%*:
AbbVie, Inc.	1.80	5/14/2018	420,000	419,621	422,821
Actavis Funding SCS+	2.35	3/12/2018	335,000	336,682	338,957
Baxalta, Inc.^	2.00	6/22/2018	330,000	329,953	327,343
Express Scripts Holding Co.	3.30	2/25/2021	675,000	674,594	691,886

Total Pharmaceuticals			1,760,000	1,760,850	1,781,007

Real Estate Investment Trusts — 2.2%*:
American Tower Corp.	3.30	2/15/2021	180,000	179,746	183,082
American Tower Corp.	4.50	1/15/2018	300,000	312,386	312,599
DDR Corp.	4.75	4/15/2018	445,000	465,329	462,634
DDR Corp. MTN	7.50	7/15/2018	31,000	34,503	34,277
Digital Realty Trust LP	3.40	10/1/2020	385,000	389,596	392,944
Duke Realty LP	3.88	2/15/2021	100,000	103,505	103,246
Duke Realty LP	5.95	2/15/2017	450,000	467,346	466,336
Duke Realty LP	6.50	1/15/2018	140,000	150,426	150,516

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Real Estate Investment Trusts (continued):
HCP, Inc.	6.00%		1/30/2017	390,000	$403,912	$402,870
Highwoods Realty LP	7.50		4/15/2018	370,000	408,238	407,039
Regency Centers LP	5.88		6/15/2017	150,000	157,219	157,249
Weyerhaeuser Co.	7.38		10/1/2019	315,000	360,239	361,516

Total REITS				3,256,000	3,432,445	3,434,308

Retail — 0.6%*:
AutoNation, Inc.	3.35		1/15/2021	355,000	356,238	358,977
Best Buy Co., Inc.	5.00		8/1/2018	200,000	206,855	208,750
Home Depot, Inc. (The)	2.00		4/1/2021	305,000	303,941	308,158

Total Retail				860,000	867,034	875,885

Semiconductors — 0.1%*:
KLA-Tencor Corp.	3.38		11/1/2019	200,000	204,828	203,228

Software — 0.3%*:
Hewlett Packard Enterprise Co.^	2.85		10/5/2018	425,000	425,222	432,137

Telecommunications — 0.3%*:
Crown Castle Towers LLC^	4.17		8/15/2037	220,000	227,271	225,741
Frontier Communications Corp.	8.25		4/15/2017	200,000	210,135	211,920

Total Telecommunications				420,000	437,406	437,661

Transportation — 1.4%*:
Asciano Finance Ltd.^+	5.00		4/7/2018	550,000	570,995	559,557
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.05		1/9/2020	200,000	202,515	198,866
PT Penske Truck Leasing Co. LP / L Finance Corp.^	2.50		6/15/2019	285,000	280,738	283,364
PT Penske Truck Leasing Co. LP / L Finance Corp.^	3.20		7/15/2020	135,000	134,916	135,073
PT Penske Truck Leasing Co. LP / L Finance Corp.^	3.30		4/1/2021	60,000	59,744	59,786
Ryder System, Inc.	2.50		3/1/2018	250,000	250,801	252,429
Ryder System, Inc.	2.55		6/1/2019	185,000	184,602	185,353
Ryder System, Inc.	2.88		9/1/2020	200,000	198,080	199,454
TTX Co.^	2.25		2/1/2019	250,000	249,698	253,079

Total Transportation				2,115,000	2,132,089	2,126,961

Trucking and Leasing — 0.8%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	480,000	478,093	481,958
Aviation Capital Group Corp.^	6.75		4/6/2021	200,000	222,416	225,000
GATX Corp.	2.60		3/30/2020	495,000	483,509	485,915

Total Trucking and Leasing				1,175,000	1,184,018	1,192,873

Total Corporate Bonds				55,321,000	56,352,377	56,599,945

Mortgage-Backed Securities — 3.2%*:
Banc of America Commercial Mortgage Trust 2007-4 AM	5.81	#	2/10/2051	255,000	272,474	264,707
Banc of America Commercial Mortgage Trust 2008-1 A4	6.22	#	2/10/2051	205,901	223,934	216,604
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12 AM	5.84	#	9/11/2038	170,000	175,273	169,862
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	220,000	229,949	222,615
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	220,000	230,553	222,583

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.88	#%	6/11/2050	160,000	$171,776	$166,233
COMM Mortgage Trust 2007-C9 AM	5.65	#	12/10/2049	100,000	106,596	103,365
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	1.93	#	7/25/2025	200,413	200,496	200,595
Fannie Mae Connecticut Avenue Securities CAS 2015-C04 1M1	2.03	#	4/25/2028	116,352	116,352	116,008
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M1	1.88	#	7/25/2028	246,543	246,543	246,164
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18	5.47	#	6/12/2047	700,000	717,195	709,844
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	5.94	#	4/17/2045	220,000	228,354	220,302
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.88	#	2/12/2051	210,000	228,239	219,678
ML-CFC Commercial Mortgage Trust 2006-3 AM	5.46	#	7/12/2046	700,000	712,654	706,181
ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20		12/12/2049	210,000	219,545	213,569
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	290,000	303,354	293,311
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.27	#	1/11/2043	193,099	211,316	204,766
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.34		11/15/2048	280,000	289,073	283,406
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	5.95	#	2/15/2051	198,577	213,668	207,011

Total Mortgage-Backed Securities				4,895,885	5,097,344	4,986,804

U.S. Treasury & Government Agencies — 34.9%*:
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	141,000	133,852	131,130
Federal National Mortgage Association REMICS 2015-62 VA	4.00		10/25/2026	137,997	149,197	151,765
Federal National Mortgage Association TBA	3.00		5/18/2031	5,900,000	6,129,976	6,153,516
Federal National Motgage Association 2015-58 JP	2.50		3/25/2037	105,554	107,849	108,201
Goal Capital Funding Trust 2010-1 A^	1.33	#	8/25/2048	137,893	132,183	132,182
Navient Student Loan Trust 2014-1 A1	0.68	#	3/25/2021	221,254	220,479	220,562
SLM Student Loan Trust 2003-12 A5^	0.91	#	9/15/2022	118,276	117,448	117,603
SLM Student Loan Trust 2005-8 A3	0.73	#	10/25/2024	318,257	316,847	317,823
U.S. Treasury Note``	0.63		8/31/2017	20,930,000	20,878,178	20,904,654
U.S. Treasury Note	0.75		2/28/2018	12,300,000	12,279,808	12,302,878
U.S. Treasury Note	0.75		2/15/2019	550,000	547,916	548,367
U.S. Treasury Note	1.38		4/30/2020	8,270,000	8,205,483	8,355,611
U.S. Treasury Note	1.75		10/31/2018	5,460,000	5,569,966	5,591,165

Total U.S. Treasury & Government Agencies				54,590,231	54,789,182	55,035,457

Total Fixed Income				154,583,479	155,512,968	155,773,571

Short-Term Investments — 5.7%*:
Bank Deposit — 0.9%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		4/1/2016	1,484,258	1,484,258	1,484,258

Commercial Paper — 4.8%*:
Electric — 2.4%*:
South Carolina Electric & Gas Co.	0.79		4/13/2016	2,000,000	1,999,480	1,999,480

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):
Electric (continued):
TransCanada Power Marketing Ltd.	0.01%	4/8/2016	$1,750,000	$1,749,721	$1,749,721

Total Electric			3,750,000	3,749,201	3,749,201

Oil and Gas Services — 1.3%*:
Suncor Energy, Inc.	0.66	4/1/2016	2,000,000	2,000,000	2,000,000

Pipelines — 1.1%*:
Enterprise Products Operating LLC	0.81	4/4/2016	1,800,000	1,799,880	1,799,880

Total Commercial Paper			7,550,000	7,549,081	7,549,081

Total Short-Term Investments			9,034,258	9,033,339	9,033,339

Total Investments			163,618,637	164,585,079	164,824,559

Other assets and liabilities – (4.5%)*					(7,093,560)

Net Assets – 100.0%					$157,730,999

MTN	Medium Term Note
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.1%
United Kingdom	1.4%
Canada	1.2%
Other (Individually less than 1%)	7.3%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.
†	When-issued security.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2016.

A summary of outstanding derivatives at March 31, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY		LOCAL CURRENCY	VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
3/15/17	JPMorgan Chase Bank N.A.	CNH	14,511,200	2,200,734	2,200,000	$734

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
Forward Foreign Exchange Contract to Sell — (2.8)%*:
3/15/17	JPMorgan Chase Bank N.A.	CNH	29,376,600	4,455,185	4,400,000	$(55,185)

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Future — 32.0%*:
U.S. 2-Year Treasury Note	06/30/16	231	Long	$50,531,250	$953

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
U.S. 10-Year Treasury Note	06/21/16	40	Short	$5,215,625	$807
U.S. 5-Year Treasury Note	06/30/16	78	Short	9,450,797	(53,637)

Total Short Futures					(52,830)

Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Markit CMBX.NA.BBB-.6	3.00%	11/17/45	JPMorgan Chase Bank N.A.	230,000	230,000	$557	$(14,186)	$(14,743)
Markit CMBX.NA.BBB-.6	3.00%	05/11/63	Goldman Sachs & Co.	290,000	290,000	22,473	(17,886)	4,587

Total Credit Default Swaps					520,000	23,030	(32,072)	(10,156)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 88.3%*:
Asset-Backed Securities — 18.4%*:
CDO/CLO — 4.9%*:
ALM XIV Ltd. 2014-14A A1^	2.05	#%	7/28/2026	250,000	$249,399	$248,176
Atlas Senior Loan Fund V Ltd. 2014-1A A^	2.17	#	7/16/2026	250,000	249,810	248,126
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	2.14	#	4/17/2025	250,000	250,000	248,749
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	2.12	#	10/15/2026	250,000	250,000	247,546
Madison Park Funding XIV Ltd. 2014-14A A2^	2.07	#	7/20/2026	250,000	249,850	248,543

Total CDO/CLO				1,250,000	1,249,059	1,241,140

Other Asset-Backed Securities — 13.5%*:
Access Group, Inc. 2006-1 B	1.08	#	8/25/2037	81,869	71,254	66,459
Access Group, Inc. 2015-1 A^	1.13	#	7/25/2056	87,495	85,550	83,799
Access Group, Inc. 2015-1 B^	1.93	#	7/25/2058	100,000	86,184	83,478
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	27,870	27,870	27,861
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	39,900	39,900	40,873
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	50,931	50,930	50,871
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	124,150	127,154	123,996
CLI Funding VI LLC^	4.21		2/18/2041	98,832	98,822	94,703
College Loan Corp. Trust I 2005-2 B	1.11	#	1/15/2037	128,867	112,629	107,500
CPS Auto Receivables Trust 2011-C A^	4.21		3/15/2019	39,506	39,950	39,525
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	82,807	82,490	81,884
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	99,000	99,031	97,470
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	61,298	60,875	60,754
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	61,874	61,868	61,381
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	59,850	59,850	57,990
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	59,850	59,850	59,158
Drive Auto Receivables Trust 2015-CA A3^	1.38		10/15/2018	125,000	124,997	124,941
Drug Royalty LP 1 2012-1 A1^	5.87	#	7/15/2024	54,487	56,062	55,564
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	84,919	81,981	82,314
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	100,000	99,977	104,230
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.16	#	4/25/2035	123,245	122,629	122,012
GSAMP Trust 2005-SEA2 A1^	0.78	#	1/25/2045	20,410	19,601	19,997
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	49,762	49,724	49,688
Miramax LLC 2014-1A A2^	3.34		7/20/2026	74,280	74,793	74,639
Nelnet Student Loan Trust 2008-3 A4	2.28	#	11/25/2024	125,000	127,341	125,252
NRZ Advance Receivables Trust 2015-T3 AT3^	2.54		11/15/2046	100,000	100,000	100,087
Ocwen Master Advance Receivables Trust 2015-T1 AT1^	2.54		9/17/2046	100,000	100,000	99,945
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	130,000	130,453	129,493
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.71	#	5/25/2036	72,851	69,820	69,423

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	120,000	$120,491	$120,096
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	65,007	64,993	64,261
SLC Private Student Loan Trust 2006-A A5	0.79	#	7/15/2036	89,711	89,177	88,785
SLC Private Student Loan Trust 2006-A C	1.07	#	7/15/2036	140,000	124,142	121,334
SLC Student Loan Trust 2005-1 B	0.82	#	2/15/2045	117,961	100,684	97,068
SLM Student Loan Trust 2002-7 A11	1.75	#	3/15/2028	50,000	49,399	49,919
SLM Student Loan Trust 2003-4 B	1.28	#	6/15/2038	85,594	78,181	70,761
SLM Student Loan Trust 2005-4 B	0.80	#	7/25/2040	115,891	97,784	97,873
SoFi Professional Loan Program LLC 2016 A A1	2.25	#	8/25/2036	100,000	99,105	99,082
SoFi Professional Loan Program LLC 2016 A A2	2.76		12/26/2036	100,000	99,089	98,959
Sonic Capital LLC 2011-1A A2^	5.44		5/20/2041	117,392	123,182	121,056
SpringCastle America Funding LLC 2014-AA A^	2.70		5/25/2023	53,095	53,252	52,876

Total Other Asset-Backed Securities				3,518,704	3,421,064	3,377,357

Total Asset-Backed Securities				4,768,704	4,670,123	4,618,497

Convertible Bonds — 0.3%*:
Oil and Gas — 0.1%*:
Whiting Petroleum Corp.^	1.25		4/1/2020	45,000	44,875	26,184

Retail — 0.0%*:
GNC Holdings, Inc.^	1.50		8/15/2020	5,000	5,000	4,088

Semiconductors — 0.2%*:
Micron Technology, Inc.	3.00		11/15/2043	75,000	69,387	51,094

Total Convertible Bonds				125,000	119,262	81,366

Corporate Bonds — 32.4%*:
Advertising — 0.2%*:
WPP Finance 2010+	5.63		11/15/2043	35,000	38,226	36,192

Agriculture — 1.3%*:
Altria Group, Inc.	2.85		8/9/2022	50,000	48,279	51,648
Altria Group, Inc.	4.25		8/9/2042	30,000	26,821	31,193
Bunge Ltd. Finance Corp.	3.50		11/24/2020	5,000	4,996	5,074
Imperial Tobacco Finance PLC+^	3.75		7/21/2022	200,000	197,052	208,801
Reynolds American, Inc.	4.45		6/12/2025	30,000	30,634	33,007

Total Agriculture				315,000	307,782	329,723

Auto Manufacturers — 0.6%*:
Ford Motor Co.	7.45		7/16/2031	60,000	76,417	78,170
General Motors Co.	5.20		4/1/2045	35,000	34,579	32,903
General Motors Financial Co., Inc.	4.30		7/13/2025	50,000	49,660	49,490

Total Auto Manufacturers				145,000	160,656	160,563

Beverages — 0.4%*:
Anheuser-Busch InBev Finance, Inc.+	3.65		2/1/2026	50,000	49,918	52,581
Anheuser-Busch InBev Worldwide, Inc.+	8.20		1/15/2039	35,000	52,490	52,934

Total Beverages				85,000	102,408	105,515

Biotechnology — 0.4%*:
Amgen, Inc.	5.15		11/15/2041	25,000	26,063	27,589

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Biotechnology (continued):
Celgene Corp.	3.55%	8/15/2022	60,000	$59,850	$62,908
Gilead Sciences, Inc.	4.75	3/1/2046	10,000	9,959	10,946

Total Biotechnology			95,000	95,872	101,443

Chemicals — 0.7%*:
LYB International Finance B.V.	5.25	7/15/2043	35,000	36,009	36,291
RPM International, Inc.	6.13	10/15/2019	90,000	99,960	99,772
Westlake Chemical Corp.	3.60	7/15/2022	50,000	49,509	49,668

Total Chemicals			175,000	185,478	185,731

Commercial Banks — 5.3%*:
Associated Banc-Corp	2.75	11/15/2019	45,000	45,222	45,107
Associated Banc-Corp	4.25	1/15/2025	70,000	70,020	71,159
Bank of America Corp.	4.45	3/3/2026	25,000	25,000	25,755
Bank of America Corp.	7.63	6/1/2019	120,000	139,094	139,653
Bank of America Corp. MTN	3.95	4/21/2025	45,000	43,906	44,773
Bank of America Corp. MTN	4.00	4/1/2024	25,000	25,598	26,224
Bank of America Corp. MTN	5.88	2/7/2042	25,000	28,727	30,297
Bank of Nova Scotia (The)+	4.50	12/16/2025	20,000	19,998	19,967
Barclays PLC+	4.38	9/11/2024	60,000	58,091	56,446
Citigroup, Inc.	3.88	3/26/2025	60,000	58,389	59,452
Citigroup, Inc.	4.60	3/9/2026	45,000	44,911	46,140
Discover Bank	7.00	4/15/2020	30,000	34,207	34,113
Goldman Sachs Group, Inc. (The)	5.15	5/22/2045	70,000	67,747	71,112
Goldman Sachs Group, Inc. (The)	5.95	1/15/2027	50,000	56,066	57,325
ICICI Bank Ltd.+^	4.75	11/25/2016	200,000	203,891	203,784
JPMorgan Chase & Co.	4.50	1/24/2022	25,000	26,704	27,589
JPMorgan Chase & Co.	4.95	6/1/2045	40,000	39,301	42,219
Morgan Stanley	3.95	4/23/2027	100,000	94,782	100,106
Morgan Stanley MTN	6.63	4/1/2018	110,000	120,186	120,179
Santander Holdings USA, Inc.	2.65	4/17/2020	35,000	34,681	34,611
SVB Financial Group	3.50	1/29/2025	40,000	39,080	39,533
Wells Fargo & Co. MTN	4.30	7/22/2027	40,000	39,855	42,442

Total Commercial Banks			1,280,000	1,315,456	1,337,986

Commercial Services — 0.6%*:
ERAC USA Finance LLC^	5.63	3/15/2042	20,000	21,560	22,510
McGraw Hill Financial, Inc.	3.30	8/14/2020	45,000	44,953	46,553
McGraw Hill Financial, Inc.	4.00	6/15/2025	50,000	50,201	52,096
Total System Services, Inc.	4.80	4/1/2026	15,000	14,960	15,478

Total Commercial Services			130,000	131,674	136,637

Construction Materials — 0.4%*:
Masco Corp.	3.50	4/1/2021	48,000	47,836	48,360
Owens Corning	4.20	12/1/2024	50,000	49,338	49,935

Total Construction Materials			98,000	97,174	98,295

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	4.95	12/15/2024	45,000	46,283	43,794

Diversified Financial Services — 1.6%*:
Affiliated Managers Group, Inc.	4.25	2/15/2024	50,000	51,448	51,491
Air Lease Corp.	2.63	9/4/2018	110,000	109,559	109,306
Air Lease Corp.	3.38	1/15/2019	25,000	25,552	24,922
Discover Financial Services	3.75	3/4/2025	30,000	28,847	29,200
General Electric Capital Corp. MTN	6.88	1/10/2039	35,000	46,986	50,680
Lazard Group LLC	4.25	11/14/2020	130,000	136,300	135,757

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified Financial Services (continued):
Legg Mason, Inc.	4.75%		3/15/2026	5,000	$4,998	$5,070

Total Diversified Financial Services				385,000	403,690	406,426

Electric — 1.4%*:
Appalachian Power Co.	6.70		8/15/2037	30,000	37,662	36,366
CMS Energy Corp.	3.88		3/1/2024	50,000	51,376	52,882
Duke Energy Florida LLC	3.10		8/15/2021	50,000	51,386	52,565
LG&E and KU Energy LLC	4.38		10/1/2021	50,000	53,757	54,177
NiSource Finance Corp.	6.13		3/1/2022	50,000	57,228	58,666
Pacific Gas & Electric Co.	5.80		3/1/2037	25,000	29,380	31,068
Puget Sound Energy, Inc.	4.30		5/20/2045	30,000	30,668	32,342
Southwestern Public Service Co.	6.00		10/1/2036	30,000	35,725	36,380

Total Electric				315,000	347,182	354,446

Electrical Components and Equipment — 0.2%*:
Legrand France SA+	8.50		2/15/2025	35,000	47,083	47,233

Electronics — 0.4%*:
Agilent Technologies, Inc.	3.88		7/15/2023	50,000	50,588	52,264
Jabil Circuit, Inc.	7.75		7/15/2016	50,000	50,830	50,720

Total Electronics				100,000	101,418	102,984

Environmental Control — 0.5%*:
Republic Services, Inc.	4.75		5/15/2023	50,000	54,268	55,808
Waste Management, Inc.	7.00		7/15/2028	50,000	65,298	65,634

Total Environmental Control				100,000	119,566	121,442

Food — 0.3%*:
Kraft Heinz Foods Co.^	2.80		7/2/2020	40,000	40,239	41,086
Whole Foods Market, Inc.^	5.20		12/3/2025	20,000	19,973	20,958

Total Food				60,000	60,212	62,044

Forestry and Paper Products — 0.7%*:
Celulosa Arauco y Constitucion SA+	4.75		1/11/2022	30,000	31,180	31,766
Domtar Corp.	4.40		4/1/2022	50,000	50,806	51,529
International Paper Co.	9.38		5/15/2019	73,000	87,049	86,885

Total Forestry and Paper Products				153,000	169,035	170,180

Gas — 0.3%*:
CenterPoint Energy Resources Corp.	4.50		1/15/2021	25,000	26,822	26,597
CenterPoint Energy Resources Corp.	5.85		1/15/2041	20,000	23,444	22,186
Laclede Group, Inc. (The)	4.70		8/15/2044	25,000	25,260	23,833

Total Gas				70,000	75,526	72,616

Healthcare-Products — 0.1%*:
Zimmer Biomet Holdings, Inc.	3.55		4/1/2025	35,000	34,248	35,364

Housewares — 0.4%*:
Newell Rubbermaid, Inc.	3.85		4/1/2023	40,000	39,988	41,484
Newell Rubbermaid, Inc.	3.90		11/1/2025	20,000	19,940	19,866
Toro Co. (The)	7.80		6/15/2027	25,000	32,167	32,355

Total Housewares				85,000	92,095	93,705

Insurance — 2.2%*:
Allstate Corp. (The)	5.75	#	8/15/2053	110,000	116,561	111,787
American International Group, Inc.	3.30		3/1/2021	30,000	29,973	30,672
American International Group, Inc.	3.90		4/1/2026	20,000	19,990	20,062
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,312	26,218
Brown & Brown, Inc.	4.20		9/15/2024	30,000	30,205	30,203
Liberty Mutual Group, Inc.^	4.25		6/15/2023	50,000	51,567	51,532

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
Marsh & McLennan Cos., Inc.	5.88%		8/1/2033	20,000	$23,187	$23,785
Prudential Financial, Inc.	8.88	#	6/15/2038	100,000	117,137	109,750
Trinity Acquisition PLC+	4.40		3/15/2026	5,000	4,979	5,072
Unum Group	4.00		3/15/2024	30,000	30,858	29,729
Voya Financial, Inc.	5.65	#	5/15/2053	35,000	35,860	32,550
Willis North America, Inc.+	7.00		9/29/2019	50,000	55,961	56,540
XLIT Ltd.+	5.50		3/31/2045	30,000	28,761	28,784

Total Insurance				535,000	570,351	556,684

Internet — 1.2%*:
Baidu, Inc.+	2.25		11/28/2017	200,000	200,844	201,319
Expedia, Inc.^	5.00		2/15/2026	40,000	39,818	39,900
Expedia, Inc.	7.46		8/15/2018	45,000	50,153	50,345

Total Internet				285,000	290,815	291,564

Investment Company Security — 0.2%*:
Ares Capital Corp.	3.88		1/15/2020	30,000	30,633	30,740
FS Investment Corp.	4.00		7/15/2019	30,000	30,510	30,070

Total Investment Company Security				60,000	61,143	60,810

Iron/Steel — 0.2%*:
Reliance Steel & Aluminum Co.	6.20		11/15/2016	55,000	56,530	56,401

IT Services — 0.2%*:
Leidos Holdings, Inc.	4.45		12/1/2020	50,000	50,378	49,251

Lodging — 0.4%*:
Wyndham Worldwide Corp.	5.63		3/1/2021	90,000	98,177	98,501

Media — 0.8%*:
CCO Safari II LLC^	4.46		7/23/2022	90,000	90,000	94,074
Discovery Communications LLC	4.88		4/1/2043	25,000	22,742	21,974
Time Warner Cable, Inc.	4.50		9/15/2042	60,000	49,198	53,262
Time Warner Cable, Inc.	5.50		9/1/2041	35,000	32,622	34,710

Total Media				210,000	194,562	204,020

Medical Equipment and Devices Manufacturing — 0.2%*:
St. Jude Medical, Inc.	2.80		9/15/2020	40,000	39,983	40,904

Miscellaneous Manufacturing — 0.4%*:
Carlisle Cos., Inc.	3.75		11/15/2022	50,000	50,189	51,092
Textron, Inc.	4.30		3/1/2024	50,000	51,351	51,756

Total Miscellaneous Manufacturing				100,000	101,540	102,848

Oil and Gas — 1.6%*:
Anadarko Petroleum Corp.	5.55		3/15/2026	20,000	19,938	20,176
Exxon Mobil Corp.	3.04		3/1/2026	45,000	45,000	46,056
Newfield Exploration Co.	5.38		1/1/2026	140,000	139,861	127,400
Petroleos Mexicanos+	5.50		1/21/2021	55,000	59,489	57,062
Phillips 66	4.30		4/1/2022	50,000	52,418	53,233
Phillips 66	4.65		11/15/2034	30,000	29,839	29,759
Pioneer Natural Resources Co.	7.50		1/15/2020	50,000	57,617	56,524
Rowan Cos., Inc.	4.88		6/1/2022	8,000	7,984	5,692

Total Oil and Gas				398,000	412,146	395,902

Oil and Gas Services — 0.5%*:
Schlumberger Holdings Corp.^	4.00		12/21/2025	25,000	24,984	25,811
SESI LLC	7.13		12/15/2021	32,000	33,740	24,160
Weatherford International Ltd.	5.95		4/15/2042	30,000	25,103	20,850

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas Services (continued):
Weatherford International Ltd.	6.00%	3/15/2018	50,000	$52,201	$48,250

Total Oil and Gas Services			137,000	136,028	119,071

Packaging and Containers — 0.4%*:
Brambles USA, Inc.+^	4.13	10/23/2025	10,000	9,977	10,384
Brambles USA, Inc.+^	5.35	4/1/2020	50,000	54,521	55,255
Sonoco Products Co.	4.38	11/1/2021	41,000	43,468	43,964

Total Packaging and Containers			101,000	107,966	109,603

Pharmaceuticals — 1.2%*:
AbbVie, Inc.	4.50	5/14/2035	30,000	29,816	31,170
Actavis Funding SCS+	3.45	3/15/2022	50,000	49,724	51,908
Allergan, Inc.	2.80	3/15/2023	50,000	46,447	48,934
AstraZeneca PLC+	6.45	9/15/2037	35,000	44,997	46,529
Express Scripts Holding Co.	3.30	2/25/2021	10,000	9,979	10,250
McKesson Corp.	6.00	3/1/2041	50,000	55,934	59,240
Mylan, Inc.	2.55	3/28/2019	60,000	59,671	60,064

Total Pharmaceuticals			285,000	296,568	308,095

Pipelines — 1.0%*:
Energy Transfer Partners LP	4.75	1/15/2026	30,000	29,817	27,263
Enterprise Products Operating LLC	5.95	2/1/2041	25,000	26,732	25,655
Kinder Morgan Energy Partners LP MTN	6.95	1/15/2038	30,000	32,049	30,009
Kinder Morgan, Inc.	3.05	12/1/2019	35,000	35,114	34,458
Magellan Midstream Partners LP	5.00	3/1/2026	65,000	65,524	70,293
MPLX LP	4.00	2/15/2025	77,000	75,454	66,389

Total Pipelines			262,000	264,690	254,067

Property & Casualty Insurance — 0.0%*:
Marsh & McLennan Cos., Inc.	3.75	3/14/2026	10,000	9,993	10,238

Real Estate — 0.1%*:
Prologis LP	3.35	2/1/2021	25,000	25,489	26,043

Real Estate Investment Trusts — 0.9%*:
American Tower Corp.	3.45	9/15/2021	80,000	80,062	81,803
Brandywine Operating Partnership LP	4.95	4/15/2018	40,000	41,983	41,705
DDR Corp.	4.75	4/15/2018	3,000	3,150	3,119
Digital Realty Trust LP	3.40	10/1/2020	20,000	19,960	20,412
Digital Realty Trust LP	3.95	7/1/2022	35,000	35,228	35,638
Host Hotels & Resorts LP	4.75	3/1/2023	50,000	52,340	52,092

Total REITS			228,000	232,723	234,769

Retail — 2.4%*:
Advance Auto Parts, Inc.	4.50	12/1/2023	50,000	51,908	52,129
CVS Health Corp.	3.50	7/20/2022	120,000	119,953	128,629
CVS Pass-Through Trust^	5.93	1/10/2034	31,337	35,943	34,679
El Puerto de Liverpool SAB de CV+^	3.95	10/2/2024	200,000	199,065	199,500
O’Reilly Automotive, Inc.	3.55	3/15/2026	10,000	9,983	10,288
O’Reilly Automotive, Inc.	3.85	6/15/2023	45,000	45,842	47,086
O’Reilly Automotive, Inc.	4.88	1/14/2021	30,000	32,713	32,814
Wal-Mart Stores, Inc.	5.63	4/1/2040	30,000	35,710	38,529
Walgreens Boots Alliance, Inc.	2.70	11/18/2019	25,000	25,178	25,518
Walgreens Boots Alliance, Inc.	3.80	11/18/2024	35,000	34,595	36,015

Total Retail			576,337	590,890	605,187

Semiconductors — 0.3%*:
KLA-Tencor Corp.	4.65	11/1/2024	30,000	30,154	30,239

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Semiconductors (continued):
Lam Research Corp.	2.75%		3/15/2020	50,000	$49,923	$49,152

Total Semiconductors				80,000	80,077	79,391

Software — 0.3%*:
Hewlett Packard Enterprise Co.^	3.60		10/15/2020	20,000	19,995	20,797
Oracle Corp.	5.38		7/15/2040	35,000	39,074	41,582

Total Software				55,000	59,069	62,379

Telecommunications — 1.4%*:
AT&T, Inc.	3.40		5/15/2025	40,000	38,458	40,094
AT&T, Inc.	6.55		2/15/2039	25,000	29,039	29,441
Crown Castle Towers LLC^	4.17		8/15/2017	120,000	123,966	123,132
Embarq Corp.	7.08		6/1/2016	30,000	30,263	30,193
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	30,000	31,292	31,258
Verizon Communications, Inc.	3.50		11/1/2024	35,000	34,390	36,722
Verizon Communications, Inc.	7.75		12/1/2030	40,000	52,472	54,536

Total Telecommunications				320,000	339,880	345,376

Transportation — 0.3%*:
Burlington Northern Santa Fe LLC	6.75		3/15/2029	25,000	31,123	33,629
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38		2/1/2022	45,000	44,185	44,678

Total Transportation				70,000	75,308	78,307

Trucking and Leasing — 0.2%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	40,000	39,852	40,163

Total Corporate Bonds				7,753,337	8,065,222	8,131,893

Foreign Government — 0.5%*:
Canada — 0.2%*:
Province of Quebec Canada+	2.63		2/13/2023	25,000	25,234	25,677
Province of Quebec Canada+	7.50		9/15/2029	15,000	21,675	22,346

Total Canada				40,000	46,909	48,023

Mexico — 0.3%*:
Mexico Government International Bond+	5.55		1/21/2045	60,000	64,719	66,450

Total Foreign Government				100,000	111,628	114,473

Mortgage-Backed Securities — 5.9%*:
Banc of America Commercial Mortgage Trust 2008-1 A4	6.22	#	2/10/2051	114,389	124,408	120,336
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	120,000	125,427	121,426
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	120,000	125,756	121,409
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.88	#	6/11/2050	85,000	91,256	88,311
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	1.93	#	7/25/2025	95,435	95,546	95,521
Fannie Mae Connecticut Avenue Securities CAS 2015-C04 1M1	2.03	#	4/25/2028	58,176	58,176	58,004
GS Mortgage Securities Trust 2015-GC32 B	4.40	#	7/10/2048	100,000	102,951	104,972
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	5.94	#	4/17/2045	120,000	124,557	120,165
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.88	#	2/12/2051	110,000	119,554	115,070

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
ML-CFC Commercial Mortgage Trust 2006-3 AM	5.46	#%	7/12/2046	70,000	$72,699	$70,618
ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20		12/12/2049	120,000	125,454	122,040
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	120,000	125,973	121,370
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.27	#	1/11/2043	109,143	119,439	115,737
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	5.95	#	2/15/2051	108,315	116,546	112,915

Total Mortgage-Backed Securities				1,450,458	1,527,742	1,487,894

U.S. Treasury & Government Agencies — 30.8%*:
Federal Home Loan Mortgage Corp.	3.50		11/1/2045	246,852	257,037	259,555
Federal Home Loan Mortgage Corp.	3.50		5/1/2046	175,000	182,465	182,882
Federal Home Loan Mortgage Corp.	4.00		5/12/2046	400,000	423,812	426,266
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	32,244	35,318	35,305
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	40,000	43,800	43,806
Federal Home Loan Mortgage Corp.	4.50		1/1/2042	29,650	32,471	32,471
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	26,860	29,496	29,614
Federal National Mortgage Association	2.50		5/12/2046	575,000	567,386	571,803
Federal National Mortgage Association	3.00		5/1/2046	925,000	941,332	946,969
Federal National Mortgage Association	3.50		11/1/2045	319,840	333,404	336,646
Federal National Mortgage Association	3.50		12/1/2045	442,882	458,576	466,431
Federal National Mortgage Association	3.50		1/1/2046	297,401	309,131	313,518
Federal National Mortgage Association	4.00		5/1/2046	275,000	293,004	293,444
Federal National Mortgage Association	4.50		10/1/2042	32,914	36,052	35,990
Federal National Mortgage Association	4.50		11/1/2042	60,922	66,966	67,156
Federal National Mortgage Association	4.50		5/1/2046	350,000	379,969	380,488
Federal National Mortgage Association	5.00		6/1/2040	16,347	18,232	18,349
Federal National Mortgage Association	5.00		7/1/2040	129,408	143,708	143,843
Federal National Mortgage Association	5.00		2/1/2044	49,080	54,616	54,793
Federal National Mortgage Association TBA	3.00		5/18/2031	775,000	805,152	808,301
Government National Mortgage Association	3.00		5/1/2046	350,000	361,047	361,894
Government National Mortgage Association	3.50		5/23/2046	400,000	421,000	421,969
Government National Mortgage Association	4.50		8/20/2045	63,626	68,416	68,342
Government National Mortgage Association	4.50		1/20/2046	215,412	232,000	231,210
U.S. Treasury Bond	2.88		8/15/2045	115,000	120,116	120,966
U.S. Treasury Bond``	3.00		11/15/2044	705,000	705,819	760,767
U.S. Treasury Bond	3.50		2/15/2039	260,000	304,570	309,390

Total U.S. Treasury & Government Agencies				7,308,438	7,624,895	7,722,168

Total Fixed Income				21,505,937	22,118,872	22,156,291

	SHARES	COST	FAIR VALUE
Mutual Fund — 8.7%*:
Babson U.S. High Yield Fund	221,963	2,135,314	2,170,794

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 22.6%*:
Bank Deposit — 2.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/1/2016	615,087	$615,087	$615,087

Commercial Paper — 20.2%*:
Auto Manufacturers — 2.5%*:
Hyundai Capital America+	1.28	8/22/2016	625,000	621,897	621,897

Commercial Services — 2.5%*:
ERAC USA Finance LLC	0.97	5/16/2016	625,000	624,258	624,258

Electric — 2.5%*:
National Grid USA	0.92	4/19/2016	625,000	624,715	624,715

Energy Equipement and services — 2.5%*:
FMC TECH, Inc.	1.12	4/22/2016	625,000	624,599	624,599

Hotel & Restaurant — 2.8%*:
Carnival Corp.	0.64	4/5/2016	700,000	699,951	699,951

Media — 2.5%*:
Thomson Reuters Corp.	1.03	4/11/2016	625,000	624,825	624,825

Telecommunications — 4.9%*:
Deutsche Telekom AG+	0.99	6/10/2016	625,000	623,821	623,821
Telus Corp.+	0.95	6/28/2016	625,000	623,579	623,579

Total Telecommunications			1,250,000	1,247,400	1,247,400

Total Commercial Paper			5,075,000	5,067,645	5,067,645

Total Short-Term Investments			5,690,087	5,682,732	5,682,732

Total Investments			27,417,987	29,936,918	30,009,817

Other assets and liabilities – (19.6%)*					(4,923,597)

Net Assets – 100.0%					$25,086,220

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	88.3%
Canada	2.4%
Germany	2.1%
Kenya	2.1%
United Kingdom	1.2%
Mexico	1.1%
Other (Individually less than 1%)	2.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of December 31, 2015.

A summary of outstanding derivatives at March 31, 2016 is as follows:

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/24/16	EUR/HRK	Bank of America N.A.	99,494	13,031	$220
5/3/16	EUR/HUF	Citibank N.A.	2,484,268	8,000	(111)
5/3/16	EUR/HUF	Citibank N.A.	7,841,130	24,910	38
5/4/16	EUR/PLN	Goldman Sachs & Co.	136,861	30,601	1,810
5/3/16	EUR/RON	Goldman Sachs & Co.	57,719	12,692	248
5/24/16	HRK/EUR	BNP Paribas S.A.	13,204	99,494	(22)
5/3/16	HUF/EUR	Citibank N.A.	15,000	4,686,176	106
5/3/16	RON/EUR	Bank of America N.A.	6,000	27,147	(82)
5/3/16	RON/EUR	Bank of America N.A.	6,835	30,572	(3)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$2,204

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
12/6/16	JPMorgan Chase Bank N.A.	ARS	117,600	6,716	7,000	$(284)
5/3/16	Bank of America N.A.	AUD	9,957	7,622	7,000	622
5/3/16	Bank of America N.A.	CAD	9,397	7,236	7,250	(14)
5/3/16	JPMorgan Chase Bank N.A.	CAD	4,208	3,241	3,000	241
3/15/17	JPMorgan Chase Bank N.A.	CNH	5,441,700	825,275	825,000	275
5/3/16	Citibank N.A.	COP	39,553,080	13,172	11,836	1,336
5/3/16	JPMorgan Chase Bank N.A.	GBP	4,162	5,978	6,000	(22)
5/3/16	JPMorgan Chase Bank N.A.	INR	464,765	6,988	7,000	(12)
5/3/16	Citibank N.A.	INR	482,790	7,259	7,000	259
5/3/16	JPMorgan Chase Bank N.A.	MXN	347,678	20,070	18,794	1,276
5/3/16	Bank of America N.A.	MYR	60,696	15,656	14,257	1,399
5/3/16	Citibank N.A.	NZD	27,180	18,758	17,585	1,173
5/24/16	JPMorgan Chase Bank N.A.	RUB	415,746	6,107	6,000	107
5/24/16	JPMorgan Chase Bank N.A.	RUB	1,047,904	15,392	13,500	1,892
6/21/16	Citibank N.A.	THB	2,275,123	64,556	65,000	(444)
5/3/16	JPMorgan Chase Bank N.A.	TRY	101,524	35,705	33,244	2,461
5/3/16	Bank of America N.A.	ZAR	98,805	6,655	6,000	655
5/3/16	Goldman Sachs & Co.	ZAR	685,859	46,191	41,653	4,538

Net unrealized appreciation on forward foreign exchange contracts to buy						$15,458

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
5/3/16	Bank of America N.A.	AUD	4,170	3,193	2,983	$(210)
5/3/16	Goldman Sachs & Co.	AUD	15,490	11,858	10,968	(890)
5/3/16	Bank of America N.A.	CAD	14,416	11,101	10,249	(852)
5/3/16	Bank of America N.A.	CHF	13,835	14,406	13,705	(701)
5/3/16	Bank of America N.A.	CLP	9,836,050	14,645	13,770	(875)
2/22/17	JPMorgan Chase Bank N.A.	CNH	237,722	36,110	35,000	(1,110)
3/15/17	JPMorgan Chase Bank N.A.	CNH	11,016,225	1,670,694	1,650,000	(20,694)
5/3/16	Bank of America N.A.	COP	41,141,520	13,701	12,000	(1,701)

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
5/3/16	JPMorgan Chase Bank N.A.	GBP	9,086	13,051	13,029	$(22)
5/24/16	JPMorgan Chase Bank N.A.	IDR	396,340,000	29,976	29,000	(976)
5/3/16	Goldman Sachs & Co.	ILS	55,222	14,708	14,000	(708)
5/3/16	Citibank N.A.	MXN	93,072	5,373	5,000	(373)
5/3/16	JPMorgan Chase Bank N.A.	MXN	254,605	14,697	14,398	(299)
5/3/16	Bank of America N.A.	MYR	33,887	8,740	8,000	(740)
5/3/16	JPMorgan Chase Bank N.A.	MYR	26,809	6,915	6,638	(277)
5/3/16	JPMorgan Chase Bank N.A.	NZD	27,180	18,757	17,524	(1,233)
5/24/16	Bank of America N.A.	PEN	37,549	11,251	10,412	(839)
5/3/16	Bank of America N.A.	PHP	660,226	14,343	13,629	(714)
5/3/16	JPMorgan Chase Bank N.A.	SGD	49,135	36,450	34,425	(2,025)
5/3/16	Citibank N.A.	TRY	60,568	21,301	20,000	(1,301)
5/3/16	JPMorgan Chase Bank N.A.	ZAR	336,095	22,636	22,000	(636)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(37,176)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – British Pound Sterling

HRK – Croatian Kuna

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – New Romanian Leu

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

ZAR – South African Rand

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
U.S. 2-Year Treasury Note	06/30/16	11	Long	$2,406,250	$(2,018)
U.S. 5-Year Treasury Note	06/30/16	30	Long	3,634,922	8,124
U.S. Long Bond	06/21/16	1	Long	164,438	(971)
U.S. Ultra Bond	06/21/16	2	Long	345,062	3,087

					$8,222

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
U.S. 10-Year Treasury Note	06/21/16	9	Short	$1,173,516	$(2,842)

Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Markit CMBX.NA.BBB-.6	3.00%	11/17/45	JPMorgan Chase Bank N.A.	60,000	60,000	$145	$(3,701)	$(3,846)
Markit CMBX.NA.BBB-.6	3.00%	05/11/63	Goldman Sachs & Co.	70,000	70,000	5,424	(4,317)	1,107

Total Credit Default Swaps				130,000	130,000	5,569	(8,018)	(2,739)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.8%*:
Corporate Bonds — 36.3%*+:
Auto Parts&Equipment — 1.5%*:
Metalsa SA de CV^	4.90%		4/24/2023	150,000	$135,859	$140,955

Chemicals — 2.2%*:
OCP SA	6.88		4/25/2044	200,000	209,947	207,448

Commercial Banks — 8.3%*:
BBVA Bancomer SA^	5.35	#	11/12/2029	200,000	198,531	192,000
Emirates NBD Tier 1 Ltd.	5.75	#	5/29/2049	200,000	200,498	200,500
ICICI Bank Ltd.^	7.25	#	12/29/2049	200,000	202,492	201,000
Russian Agricultural Bank OJSC Via RSHB Capital SA^	5.30		12/27/2017	200,000	201,618	203,250

Total Commercial Banks				800,000	803,139	796,750

Electric — 6.0%*:
AES El Salvador Trust II^	6.75		3/28/2023	200,000	180,855	155,000
Empresa Electrica Angamos SA	4.88		5/25/2029	200,000	189,197	185,040
Israel Electric Corp. Ltd.^	6.88		6/21/2023	200,000	228,805	236,085

Total Electric				600,000	598,857	576,125

Food — 2.2%*:
Gruma SAB de CV	4.88		12/1/2024	200,000	206,369	212,100

Forestry and Paper Products — 2.0%*:
Klabin Finance SA^	5.25		7/16/2024	200,000	180,711	188,830

Iron/Steel — 2.7%*:
Vale Overseas Ltd.	6.25		1/23/2017	200,000	203,265	203,940
Vale SA	4.38		3/24/2018	50,000	53,411	57,037

Total Iron/Steel				250,000	256,676	260,977

IT Services — 2.2%*:
Lenovo Group Ltd.	4.70		5/8/2019	200,000	208,161	210,054

Media — 2.0%*:
VTR Finance BV^	6.88		1/15/2024	200,000	185,730	195,000

Oil and Gas — 1.0%*:
Petroleos Mexicanos	3.50		1/30/2023	100,000	86,831	90,625

Real Estate — 4.3%*:
MAF Global Securities Ltd.	7.13	#	10/29/2049	200,000	208,173	210,000
Sino-Ocean Land Perpetual Finance Ltd.^	10.25	#	12/29/2049	200,000	207,238	201,296

Total Real Estate				400,000	415,411	411,296

Telecommunications — 1.9%*:
Digicel Ltd.^	6.75		3/1/2023	200,000	187,579	176,500

Total Corporate Bonds				3,500,000	3,475,270	3,466,660

Foreign Government — 58.5%*+:
Armenia — 2.1%*:
Armenia International Bond^	6.00		9/30/2020	200,000	198,802	197,500

Colombia — 5.6%*:
Colombian TES	7.75		9/18/2030	900,000,000	276,175	282,195
Republic of Colombia	8.13		5/21/2024	200,000	247,675	249,600

Total Colombia				900,200,000	523,850	531,795

Croatia — 2.2%*:
Croatia Government Bond^	5.50		4/4/2023	200,000	207,849	211,023

Dominican Republic — 2.1%*:
Dominican Republic International Bond^	5.88		4/18/2024	200,000	196,786	205,000

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
El Salvador — 2.1%*:
Republic of El Salvador^	7.38%	12/1/2019	200,000	$206,344	$199,000

Ghana — 2.0%*:
Republic of Ghana^	10.75	10/14/2030	200,000	213,816	195,190

Hungary — 4.7%*:
Hungary Government Bond	6.75	10/22/2028	90,000,000	422,244	447,643

Indonesia — 4.9%*:
Indonesia Treasury Bond	8.38	3/15/2034	3,140,000,000	214,574	237,927
Republic of Indonesia^	5.88	1/15/2024	200,000	221,978	225,000

Total Indonesia			3,140,200,000	436,552	462,927

Jamaica — 2.2%*:
Government of Jamaica	6.75	4/28/2028	200,000	202,443	205,750

Malaysia — 4.2%*:
Malaysia Government Bond	4.13	4/15/2032	1,610,000	360,270	404,829

Mexico — 9.1%*:
Mexican Bonos	7.75	11/13/2042	7,100,000	483,457	462,701
United Mexican States	3.60	1/30/2025	200,000	199,520	203,700
United Mexican States	5.75	10/12/2110	200,000	188,030	203,500

Total Mexico			7,500,000	871,007	869,901

Serbia — 4.4%*:
Serbia Treasury Bonds	10.00	2/5/2022	40,000,000	421,943	416,898

South Africa — 5.9%*:
South Africa Government Bond	8.75	2/28/2048	9,300,000	624,680	559,977

Turkey — 4.9%*:
Turkey Government Bond	2.50	5/4/2016	1,340,297	466,379	471,611

Uruguay — 2.1%*:
Republica Orient Uruguay	4.38	10/27/2027	200,000	199,416	205,000

Total Foreign Government			4,191,550,297	5,552,381	5,584,044

Total Fixed Income			4,195,050,297	9,027,651	9,050,704

Short-Term Investment — 3.6%*:
Bank Deposit — 3.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	4/1/2016	340,529	340,529	340,529

Total Investments			4,195,390,826	9,368,180	9,391,233

Other assets and liabilities – 1.6%*					151,946

Net Assets – 100.0%					$9,543,179

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	16.6%
South Africa	6.2%
Colombia	5.9%
Turkey	5.2%
Indonesia	5.1%
Brazil	5.0%
Hungary	5.0%
Serbia	4.6%

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

China	4.5%
United Arab Emirates	4.5%
Malaysia	4.5%
Jamaica	4.2%
El Salvador	3.9%
Israel	2.6%
Croatia	2.3%
Morocco	2.3%
Dominican Republic	2.3%
Uruguay	2.3%
Russia	2.2%
India	2.2%
Armenia	2.2%
Ghana	2.2%
Niger	2.2%
Chile	2.0%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.

A summary of outstanding derivatives at March 31, 2016 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/ RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/24/16	EUR/HRK	Bank of America N.A.	1,423,532	186,438	$3,145
5/3/16	EUR/HUF	Citibank N.A.	35,090,286	113,000	(1,565)
4/26/16	EUR/PLN	JPMorgan Chase Bank N.A.	1,940,410	431,899	28,071
5/3/16	EUR/RON	Goldman Sachs & Co.	799,838	175,882	3,444
5/4/16	EUR/RSD	Bank of America N.A.	5,805,600	46,695	471
5/24/16	HRK/EUR	BNP Paribas S.A.	188,918	1,423,532	(320)
5/3/16	HUF/EUR	Citibank N.A.	254,000	79,352,572	1,790
4/26/16	PLN/EUR	Bank of America N.A.	31,000	132,351	(160)
5/3/16	RON/EUR	Bank of America N.A.	91,831	410,727	(46)
5/3/16	RON/EUR	Bank of America N.A.	86,000	389,110	(1,179)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$33,651

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	JPMorgan Chase Bank N.A.	ARS	1,629,600	93,062	97,000	$(3,938)

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/3/16	Bank of America N.A.	AUD	140,820	107,801	99,000	$8,801
4/19/16	Citibank N.A.	CAD	181,045	139,404	135,963	3,441
2/22/17	JPMorgan Chase Bank N.A.	CNH	223,512	33,951	34,000	(49)
5/3/16	Citibank N.A.	COP	562,178,980	187,211	168,216	18,995
5/3/16	JPMorgan Chase Bank N.A.	GBP	61,044	87,682	88,000	(318)
4/26/16	JPMorgan Chase Bank N.A.	IDR	1,549,384,512	117,628	117,833	(205)
4/26/16	Bank of America N.A.	ILS	421,020	112,122	109,594	2,528
4/26/16	JPMorgan Chase Bank N.A.	ILS	1,321,380	351,898	338,178	13,720
5/3/16	Citibank N.A.	INR	6,690,090	100,587	97,000	3,587
5/3/16	JPMorgan Chase Bank N.A.	INR	6,041,945	90,842	91,000	(158)
5/17/16	JPMorgan Chase Bank N.A.	MXN	3,309,593	190,813	190,068	745
5/3/16	Bank of America N.A.	MYR	384,952	99,290	99,498	(208)
4/26/16	Goldman Sachs & Co.	NZD	373,857	258,108	242,016	16,092
5/24/16	Citibank N.A.	RUB	22,134,035	325,120	285,000	40,120
6/21/16	Citibank N.A.	THB	33,152,150	940,680	950,000	(9,320)
5/3/16	JPMorgan Chase Bank N.A.	TRY	171,140	60,189	56,040	4,149
5/3/16	Goldman Sachs & Co.	ZAR	3,639,250	245,100	221,018	24,082

Net unrealized appreciation on forward foreign exchange contracts to buy						$122,064

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/26/16	Goldman Sachs & Co.	AUD	211,203	161,734	147,796	$(13,938)
5/3/16	Bank of America N.A.	AUD	65,336	50,016	46,726	(3,290)
4/19/16	Citibank N.A.	CAD	198,783	153,063	135,964	(17,099)
5/3/16	Bank of America N.A.	CHF	196,650	204,770	194,801	(9,969)
4/26/16	JPMorgan Chase Bank N.A.	CLP	103,507,000	154,212	141,018	(13,194)
5/24/16	Bank of America N.A.	CLP	39,534,000	58,755	56,441	(2,314)
2/22/17	JPMorgan Chase Bank N.A.	CNH	3,396,030	515,855	500,000	(15,855)
5/3/16	Goldman Sachs & Co.	COP	562,178,980	187,211	163,320	(23,891)
6/14/16	Bank of America N.A.	COP	873,418,500	289,025	283,026	(5,999)
4/26/16	Citibank N.A.	EUR	803,597	915,018	869,231	(45,787)
5/3/16	JPMorgan Chase Bank N.A.	GBP	129,156	185,516	185,199	(317)
4/4/16	Deutsche Bank AG	IDR	1,549,384,512	116,847	116,583	(264)
4/26/16	Bank of America N.A.	IDR	3,605,444,500	273,722	253,223	(20,499)
5/24/16	JPMorgan Chase Bank N.A.	IDR	8,436,380,000	638,061	617,281	(20,780)
4/26/16	Citibank N.A.	ILS	1,742,400	464,021	439,073	(24,948)
5/3/16	Goldman Sachs & Co.	ILS	808,614	215,371	205,000	(10,371)
5/3/16	Bank of America N.A.	MXN	2,500,633	144,351	135,231	(9,120)
5/17/16	JPMorgan Chase Bank N.A.	MXN	5,185,311	298,957	269,561	(29,396)
5/17/16	Goldman Sachs & Co.	MXN	3,874,824	223,402	219,000	(4,402)
4/4/16	Deutsche Bank AG	MYR	384,952	98,667	98,327	(340)
5/3/16	JPMorgan Chase Bank N.A.	MYR	395,802	102,089	98,000	(4,089)

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/3/16	Bank of America N.A.	MYR	1,585,886	409,045	373,272	$(35,773)
4/26/16	Bank of America N.A.	NZD	373,857	258,108	241,993	(16,115)
5/24/16	Bank of America N.A.	PEN	504,438	151,157	139,880	(11,277)
5/3/16	Bank of America N.A.	PHP	9,384,641	203,875	193,729	(10,146)
5/24/16	JPMorgan Chase Bank N.A.	RUB	2,081,443	30,574	30,000	(574)
5/3/16	JPMorgan Chase Bank N.A.	SGD	697,712	517,581	488,833	(28,748)
5/3/16	Citibank N.A.	SGD	51,051	37,871	38,000	129
5/3/16	Citibank N.A.	TRY	941,829	331,234	311,000	(20,234)
5/3/16	Bank of America N.A.	ZAR	1,516,070	102,105	92,000	(10,105)
5/3/16	JPMorgan Chase Bank N.A.	ZAR	3,895,643	262,367	255,000	(7,367)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(416,072)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – British Pound Sterling

HRK – Croatian Kuna

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – New Romanian Leu

RSD – Serbian Dinar.

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

ZAR – South African Rand

Future

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
U.S. 10-Year Treasury Note	06/21/16	3	Short	$391,172	$61

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT	UNREALIZED APPRECIATION	VALUE
Agreement with JPMorgan Chase Bank N.A. dated 2/16/16 receiving a fixed rate of 2.31% paying the notional amount multiplied by the SGD-SORF rate. Expiring 2/15/26	300,000	$137	$137

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.3%*:
Foreign Government — 94.3%*+:
Argentina — 2.0%*:
Argentine Bonad Bonds¤	1.75%	10/28/2016	112,000	$103,753	$106,366

Belize — 2.2%*:
Brazil Notas do Tesouro Nacional Serie B	6.00	8/15/2020	150,000	114,004	119,763

Brazil — 9.6%*:
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2017	2,000,000	480,062	511,663

Chile — 0.9%*:
Chile Government International Bond	5.50	8/5/2020	32,300,000	48,135	49,695

Colombia — 10.6%*:
Colombian TES	7.75	9/18/2030	1,800,000,000	493,453	563,871

Ghana — 0.5%*:
Ghana Government Bond	24.75	3/1/2021	100,000	26,836	26,598

Hungary — 4.4%*:
Hungary Government Bond	6.75	10/22/2028	47,000,000	234,039	233,881

Indonesia — 10.7%*:
Indonesia Treasury Bond	8.38	3/15/2034	7,500,000,000	513,361	568,297

Israel — 0.9%*:
Israel Government Bond	5.50	1/31/2042	130,000	47,824	50,475

Malaysia — 12.1%*:
Malaysia Government Bond	3.48	3/15/2023	2,000,000	448,017	502,986
Malaysia Government Bond	4.50	4/15/2030	550,000	128,537	144,369

Total Malaysia			2,550,000	576,554	647,355

Mexico — 4.2%*:
Mexican Bonos	7.75	11/13/2042	3,400,000	218,470	223,377

Peru — 2.0%*:
Peru Government Bond	7.84	8/12/2020	330,000	98,697	106,663

Philippines — 4.3%*:
Philippine Government International Bond	4.95	1/15/2021	10,000,000	220,527	226,768

Poland — 4.5%*:
Poland Government Bond	5.25	10/25/2020	775,000	220,660	238,003

Romania — 4.1%*:
Romania Government Bond	6.75	6/11/2017	800,000	207,822	217,923

Russia — 4.5%*:
Russian Federal Inflation Linked Bond	2.50	8/16/2023	15,722,250	226,382	238,562

Serbia — 3.9%*:
Serbia Treasury Bonds	10.00	2/5/2022	20,000,000	201,875	208,739

South Africa — 6.7%*:
South Africa Government Bond	8.75	2/28/2048	5,900,000	361,497	356,601

Thailand — 4.4%*:
Thailand Government Bond	1.20	7/14/2021	8,429,680	224,067	236,948

Uruguay — 1.8%*:
Uruguay Government International Bond	4.38	12/15/2028	3,332,966	102,724	93,271

Total Foreign Government			9,453,031,896	4,720,742	5,024,819

Total Fixed Income			9,453,031,896	4,720,742	5,024,819

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investment — 4.7%*:
Bank Deposit — 4.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/1/2016	253,075	$253,075	$253,075

Total Investments			9,453,284,971	4,973,817	5,277,894

Other assets and liabilities – 1.0%*					52,481

Net Assets – 100.0%					$5,330,375

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Malaysia	12.9%
Indonesia	11.3%
Colombia	11.2%
Brazil	10.2%
South Africa	7.1%
Russia	4.8%
Poland	4.7%
Thailand	4.7%
Hungary	4.7%
Philippines	4.5%
Mexico	4.4%
Romania	4.3%
Serbia	4.2%
Belize	2.4%
Peru	2.1%
Argentina	2.1%
Uruguay	1.9%
Israel	1.0%
Chile	1.0%
Other (Individually less than 1%)	0.5%

Total	100.0%

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/3/16	EUR/HUF	JPMorgan Chase Bank N.A.	16,353,085	52,000	$(34)
5/3/16	EUR/HUF	Citibank N.A.	21,116,278	68,000	(1,018)
5/3/16	EUR/HUF	Citibank N.A	689,850	90,000	1,963
5/4/16	EUR/PLN	Citibank N.A.	150,463	34,000	1,626
5/3/16	EUR/RON	Bank of America N.A.	810,405	180,000	1,416
5/4/16	EUR/RSD	Goldman Sachs & Co.	6,165,000	50,000	26
5/3/16	HUF/EUR	Citibank N.A.	90,000	27,977,553	1,241
5/4/16	PLN/EUR	Bank of America N.A.	53,000	225,724	(167)
5/4/16	PLN/EUR	JPMorgan Chase Bank N.A.	35,239	150,463	(214)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$4,839

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	Citibank N.A.	ARS	845,000	49,210	50,000	$(790)
3/1/17	JPMorgan Chase Bank N.A.	ARS	1,881,000	104,413	100,000	4,413
5/31/16	Goldman Sachs & Co.	CAD	48,921	37,824	37,740	84
4/4/16	JPMorgan Chase Bank N.A.	GHS	104,752	27,351	27,351	—
5/31/16	JPMorgan Chase Bank N.A.	HUF	71,409,975	258,737	249,309	9,428
5/31/16	JPMorgan Chase Bank N.A.	ILS	499,188	132,935	127,905	5,029
5/3/16	JPMorgan Chase Bank N.A.	INR	3,434,250	51,689	50,000	1,689
5/3/16	Goldman Sachs & Co.	INR	3,556,300	53,526	53,000	526
5/31/16	JPMorgan Chase Bank N.A.	MXN	448,238	26,020	26,000	20
5/31/16	JPMorgan Chase Bank N.A.	MXN	6,696,417	388,724	370,193	18,531
5/3/16	Bank of America N.A.	MYR	38,690	9,994	10,000	(6)
5/31/16	Goldman Sachs & Co.	PLN	2,677,802	718,859	670,658	48,201
5/31/16	Citibank N.A.	RSD	13,981,250	128,552	122,133	6,419
5/4/16	Goldman Sachs & Co.	RUB	5,296,770	78,535	69,000	9,535
5/4/16	Citibank N.A.	RUB	12,499,460	185,328	161,000	24,328
5/3/16	JPMorgan Chase Bank N.A.	THB	8,556,600	243,060	240,000	3,060
6/21/16	Citibank N.A.	THB	8,724,250	247,547	250,000	(2,453)
5/31/16	JPMorgan Chase Bank N.A.	TRY	1,893,190	661,365	626,778	34,587
5/31/16	JPMorgan Chase Bank N.A.	ZAR	5,974,655	401,671	373,998	27,673

Net unrealized appreciation on forward foreign exchange contracts to buy						$190,274

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/31/16	Goldman Sachs & Co.	AUD	69,711	53,485	50,076	$(3,409)
5/3/16	Citibank N.A.	BRL	187,775	52,562	50,000	(2,562)
5/3/16	JPMorgan Chase Bank N.A.	BRL	39,402	11,030	11,000	(30)
5/3/16	JPMorgan Chase Bank N.A.	BRL	96,103	26,901	24,000	(2,901)
5/31/16	JPMorgan Chase Bank N.A.	CAD	50,896	39,352	37,740	(1,612)
5/31/16	JPMorgan Chase Bank N.A.	CHF	98,547	103,162	99,066	(4,096)
5/24/16	Bank of America N.A.	CLP	67,386,200	100,293	97,309	(2,984)
5/24/16	JPMorgan Chase Bank N.A.	CLP	33,358,221	49,649	48,131	(1,518)
2/22/17	JPMorgan Chase Bank N.A.	CNH	1,698,015	258,248	250,000	(8,248)
5/3/16	Bank of America N.A.	COP	503,182,500	167,323	150,000	(17,323)
5/3/16	BNP Paribas S.A.	COP	39,035,439	12,980	13,000	20
5/31/16	JPMorgan Chase Bank N.A.	EUR	730,305	833,632	794,110	(39,522)
5/31/16	JPMorgan Chase Bank N.A.	GBP	33,133	47,629	46,460	(1,169)
5/24/16	Bank of America N.A.	IDR	3,095,033,825	234,314	227,784	(6,530)
5/31/16	Goldman Sachs & Co.	ILS	1,050,717	279,808	270,962	(8,846)
5/31/16	Goldman Sachs & Co.	MXN	1,701,783	98,788	96,000	(2,788)
5/3/16	JPMorgan Chase Bank N.A.	MYR	482,935	124,756	117,000	(7,756)
5/24/16	Citibank N.A.	PEN	349,906	104,543	97,862	(6,681)
5/31/16	Bank of America N.A.	PHP	14,313,320	311,033	300,277	(10,756)
5/31/16	Goldman Sachs & Co.	PHP	4,784,350	103,965	103,000	(965)
5/31/16	JPMorgan Chase Bank N.A.	RON	892,495	227,701	217,356	(10,345)
5/4/16	Goldman Sachs & Co.	RUB	3,168,059	46,972	40,000	(6,972)
5/4/16	Citibank N.A.	RUB	1,762,849	26,138	26,000	(138)
5/31/16	Bank of America N.A.	SGD	352,442	261,660	250,640	(11,020)
5/31/16	JPMorgan Chase Bank N.A.	TRY	195,082	68,150	67,000	(1,150)
5/31/16	Citibank N.A.	UYU	1,523,831	46,858	45,555	(1,303)
5/31/16	JPMorgan Chase Bank N.A.	UYU	1,400,700	43,072	42,000	(1,072)

See accompanying Notes to Schedule of Investments.

Babson Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/1/16	Bank of America N.A.	ZAR	43,141	2,933	2,888	$(45)
5/31/16	Bank of America N.A.	ZAR	626,368	42,110	42,000	(110)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(161,831)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – British Pound Sterling

GHS – Ghana Cedi

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – New Romanian Leu

RSD – Serbian Dinar.

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

UYU – Uruguayan Peso

ZAR – South African Rand

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT	UNREALIZED APPRECIATION	VALUE
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	4,750,000	$6,106	$6,106
Agreement with JPMorgan Chase Bank N.A. dated 2/12/16 receiving a fixed rate of 2.31% paying the notional amount multiplied by the SGD-SORF rate. Expiring 2/15/26	150,000	68	68
Agreement with JPMorgan Chase Bank N.A. dated 12/12/15 paying a fixed rate of 0.25% recieving the notional amount multiplied by the CZK-PRIBO rate. Expiring 2/16/21	2,500,000	681	681
Agreement with Bank of America N.A. dated 12/09/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	8,000,000	724	724

			$7,579

See accompanying Notes to Schedule of Investments.

Babson Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.3%*:
Corporate Bonds — 97.3%*:
Aerospace and Defense — 4.7%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	4.63%	7/1/2022	250,000	$242,348	$255,000
CPI International, Inc.	8.75	2/15/2018	500,000	503,131	488,750
Swissport Investments SA+	6.75	12/15/2021	150,000	164,235	179,646
TransDigm, Inc.	6.50	5/15/2025	223,000	226,472	217,982

Total Aerospace and Defense			1,123,000	1,136,186	1,141,378

Automobile — 2.3%*:
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	125,000	96,134	106,875
Goodyear Tire & Rubber Co. (The)	5.13	11/15/2023	218,000	218,000	222,905
International Automotive Components Group SA^	9.13	6/1/2018	250,000	252,139	225,000

Total Automobile			593,000	566,273	554,780

Banking — 1.0%*:
Lock AS+	7.00	8/15/2021	200,000	230,578	240,097

Beverage, Food and Tobacco — 3.6%*:
Boparan Finance PLC+	5.50	7/15/2021	250,000	356,493	332,133
Manitowoc Foodservice, Inc.^	9.50	2/15/2024	250,000	250,000	272,500
TreeHouse Foods, Inc.^	6.00	2/15/2024	250,000	250,000	265,000

Total Beverage, Food and Tobacco			750,000	856,493	869,633

Broadcasting and Entertainment — 6.4%*:
CCOH Safari LLC^	5.75	2/15/2026	500,000	500,000	517,500
Entercom Radio LLC	10.50	12/1/2019	250,000	258,898	259,375
Entertainment One Ltd.+	6.88	12/15/2022	100,000	150,246	142,620
Gray Television, Inc.	7.50	10/1/2020	174,000	181,218	183,570
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH+	3.50	1/15/2027	200,000	214,492	220,297
Univision Communications, Inc.^	8.50	5/15/2021	250,000	255,170	255,000

Total Broadcasting and Entertainment			1,474,000	1,560,024	1,578,362

Buildings and Real Estate — 2.7%*:
Brookfield Residential Properties, Inc.+^	6.50	12/15/2020	250,000	249,416	238,750
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	245,625
Paroc Group Oy+	6.25	5/15/2020	150,000	158,590	167,101

Total Buildings and Real Estate			650,000	658,006	651,476

Cargo Transport — 4.9%*:
Moto Finance PLC+	6.38	9/1/2020	100,000	156,157	146,535
OPE KAG Finance Sub, Inc.^	7.88	7/31/2023	750,000	780,640	748,125
WFS Global Holding SAS+	9.50	7/15/2022	250,000	281,426	305,597

Total Cargo Transport			1,100,000	1,218,223	1,200,257

Chemicals, Plastics and Rubber — 4.9%*:
Consolidated Energy Finance SA+^	6.75	10/15/2019	370,000	363,652	352,425
INEOS Group Holdings SA+	5.75	2/15/2019	200,000	220,906	232,245
LSB Industries, Inc.	7.75	8/1/2019	263,000	224,852	241,303
Platform Specialty Products Corp.^	10.38	5/1/2021	392,000	392,000	379,260

Total Chemicals, Plastics and Rubber			1,225,000	1,201,410	1,205,233

Containers, Packaging and Glass — 6.0%*:
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.^	9.13	10/15/2020	250,000	259,356	257,500
Coveris Holdings SA^	7.88	11/1/2019	372,000	349,280	332,940
Horizon Holdings I SASU+	7.25	8/1/2023	300,000	343,899	358,439
Mustang Merger Corp.^	8.50	8/15/2021	334,000	350,638	344,855

See accompanying Notes to Schedule of Investments.

Babson Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Containers, Packaging and Glass (continued):
SIG Combibloc Holdings SCA+	7.75%	2/15/2023	150,000	$173,414	$182,141

Total Containers, Packaging and Glass			1,406,000	1,476,587	1,475,875

Diversified Natural Resources, Precious Metals and Minerals — 1.9%*:
Cemex SAB de CV+^	6.13	5/5/2025	500,000	481,107	467,500

Diversified/Conglomerate Manufacturing — 1.9%*:
EnPro Industries, Inc.	5.88	9/15/2022	221,000	223,101	225,420
West Corp.^	5.38	7/15/2022	250,000	239,903	229,325

Total Diversified/Conglomerate Manufacturing			471,000	463,004	454,745

Diversified/Conglomerate Service — 2.6%*:
ADT Corp. (The)	4.13	6/15/2023	250,000	217,302	217,813
Verisure Holding AB+	6.00	11/1/2022	150,000	168,764	181,267
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,865	243,750

Total Diversified/Conglomerate Service			650,000	638,931	642,830

Electronics — 0.6%*:
Western Digital Corp.^	10.50	4/1/2024	150,000	150,000	150,375

Finance — 5.2%*:
Ally Financial, Inc.	3.25	11/5/2018	500,000	499,383	491,750
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	381,837	356,190
Garfunkelux Holdco 3 SA+	8.50	11/1/2022	300,000	460,490	425,144

Total Finance			1,050,000	1,341,710	1,273,084

Healthcare, Education and Childcare — 13.0%*:
Alere, Inc.^	6.38	7/1/2023	250,000	257,095	262,500
Capsugel SA PIK^	7.00	5/15/2019	375,000	378,149	376,875
Cerberus Nightingale 1 Sarl+	8.25	2/1/2020	100,000	110,635	114,029
HCA, Inc.	5.25	6/15/2026	225,000	225,000	230,625
HCA, Inc.	5.38	2/1/2025	375,000	381,344	379,102
HCA, Inc.	5.88	2/15/2026	375,000	375,000	386,250
Kindred Healthcare, Inc.	8.75	1/15/2023	250,000	255,996	238,750
MEDNAX, Inc.^	5.25	12/1/2023	101,000	101,000	105,040
Molina Healthcare, Inc.^	5.38	11/15/2022	500,000	500,000	513,750
Prospect Medical Holdings, Inc.^	8.38	5/1/2019	250,000	259,261	258,125
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	425,000	367,435	327,250

Total Healthcare, Education and Childcare			3,226,000	3,210,915	3,192,296

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.5%*:
LSF9 Balta Issuer SA+	7.75	9/15/2022	300,000	344,178	359,292

Hotels, Motels, Inns and Gaming — 0.5%*:
Boyd Gaming Corp.^	6.38	4/1/2026	114,000	114,000	118,275

Insurance — 4.3%*:
Centene Escrow Corp.^	5.63	2/15/2021	267,000	267,000	278,347
Centene Escrow Corp.^	6.13	2/15/2024	346,000	346,000	364,165
CNO Financial Group, Inc.	5.25	5/30/2025	250,000	251,850	255,625
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	224,485	160,000

Total Insurance			1,113,000	1,089,335	1,058,137

Leisure, Amusement, Entertainment — 5.9%*:
Brunswick Corp.	7.13	8/1/2027	817,000	869,998	861,935
CPUK Finance Ltd.+	7.00	2/28/2042	200,000	311,744	297,806
Odeon & UCI Finco PLC MTN+	9.00	8/1/2018	100,000	157,734	148,293

See accompanying Notes to Schedule of Investments.

Babson Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Leisure, Amusement, Entertainment (continued):
Perform Group Financing PLC+	8.50%	11/15/2020	100,000	$149,309	$129,262

Total Leisure, Amusement, Entertainment			1,217,000	1,488,785	1,437,296

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Xerium Technologies, Inc.	8.88	6/15/2018	250,000	253,270	206,250

Mining, Steel, Iron and Non-Precious Metals — 2.8%*:
Constellium NV	7.00	1/15/2023	250,000	240,600	232,701
Constellium NV+^	7.88	4/1/2021	250,000	250,000	249,782
Hecla Mining Co.	6.88	5/1/2021	250,000	214,028	201,250

Total Mining, Steel, Iron and Non-Precious Metals			750,000	704,628	683,733

Oil and Gas — 7.5%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	52,000	49,501	35,360
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	345,759	330,770
Continental Resources, Inc.	5.00	9/15/2022	250,000	216,875	215,469
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	508,000	454,824	256,222
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	244,603	231,250
Hornbeck Offshore Services, Inc.	5.88	4/1/2020	250,000	152,828	151,250
Newfield Exploration Co.	5.38	1/1/2026	250,000	241,512	227,500
Tullow Oil PLC+^	6.25	4/15/2022	250,000	194,916	177,375
Weatherford International Ltd.	5.13	9/15/2020	250,000	201,771	213,750

Total Oil and Gas			2,401,000	2,102,589	1,838,946

Personal and Non-Durable Consumer Products Mfg. Only — 1.6%*:
Jarden Corp.	7.50	5/1/2017	384,000	393,511	384,768

Personal Transportation — 1.4%*:
AA Bond Co. Ltd.+	5.50	7/31/2043	250,000	358,833	346,136

Retail Stores — 4.0%*:
Brighthouse Group PLC MTN+	7.88	5/15/2018	100,000	147,146	134,290
Debenhams PLC+	5.25	7/15/2021	150,000	232,751	217,460
Dollar Tree, Inc.^	5.75	3/1/2023	500,000	524,746	530,000
HSS Financing PLC+	6.75	8/1/2019	68,000	97,959	96,688

Total Retail Stores			818,000	1,002,602	978,438

Telecommunications — 5.3%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,670	250,625
Sprint Corp.	7.88	9/15/2023	250,000	229,513	191,198
T-Mobile USA, Inc.	6.00	4/15/2024	250,000	250,000	253,125
Virgin Media Secured Finance PLC MTN+	5.13	1/15/2025	150,000	227,194	208,479
Wind Acquisition Finance SA+^	7.38	4/23/2021	200,000	190,308	181,000
Ziggo Bond Finance BV+	4.63	1/15/2025	200,000	205,814	221,890

Total Telecommunications			1,300,000	1,354,499	1,306,317

Total Corporate Bonds			23,465,000	24,395,677	23,815,509

Total Fixed Income			23,465,000	24,395,677	23,815,509

Short-Term Investment — 1.2%*:
Bank Deposit — 1.2%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	4/1/2016	283,175	283,175	283,175

Total Investments			23,748,175	24,678,852	24,098,684

Other assets and liabilities – 1.5%*					370,116

Net Assets – 100.0%					$24,468,800

See accompanying Notes to Schedule of Investments.

Babson Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

MTN	Medium Term Note
PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	67.8%
United Kingdom	11.8%
France	3.3%
Germany	2.7%
Switzerland	2.5%
Mexico	2.0%
Belgium	1.5%
Trinidad And Tobago	1.5%
Portugal	1.0%
Norway	1.0%
Canada	1.0%
Other (Individually less than 1%)	3.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

A summary of outstanding derivatives at March 31, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/7/16	JPMorgan Chase Bank N.A.	EUR	16,146	16,317	14,338	$170
4/7/16	JPMorgan Chase Bank N.A.	GBP	13,988	13,954	9,716	(33)

Net unrealized appreciation on forward foreign exchange contracts to buy						$137

See accompanying Notes to Schedule of Investments.

Babson Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/7/16	JPMorgan Chase Bank N.A.	EUR	2,723,482	3,099,341	2,960,646	$(138,695)
4/7/16	Bank of America N.A.	GBP	2,147,040	3,083,712	2,997,441	(86,271)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(224,966)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to Schedule of Investments.

Babson U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 90.9%*:
Bank Loan — 0.3%*§:
Oil and Gas — 0.3%*:
Fieldwood Energy LLC§	8.38	#%	9/30/2020	500,000	$212,059	$86,875

Corporate Bonds — 90.6%*:
Aerospace and Defense — 4.5%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	4.63		7/1/2022	250,000	242,348	255,000
American Airlines Group, Inc.^	4.63		3/1/2020	250,000	248,857	245,000
CPI International, Inc.	8.75		2/15/2018	500,000	503,131	488,750
TransDigm, Inc.	6.50		5/15/2025	223,000	226,472	217,982

Total Aerospace and Defense				1,223,000	1,220,808	1,206,732

Automobile — 2.1%*:
Gates Global LLC/Gates Global Co.^	6.00		7/15/2022	125,000	96,134	106,875
Goodyear Tire & Rubber Co. (The)	5.13		11/15/2023	218,000	218,000	222,905
International Automotive Components Group SA^	9.13		6/1/2018	250,000	252,139	225,000

Total Automobile				593,000	566,273	554,780

Beverage, Food and Tobacco — 6.0%*:
Carrols Restaurant Group, Inc.	8.00		5/1/2022	260,000	275,095	278,850
Constellation Brands, Inc.	4.75		12/1/2025	481,000	481,000	497,835
Manitowoc Foodservice, Inc.^	9.50		2/15/2024	250,000	250,000	272,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.^	5.88		1/15/2024	250,000	250,000	261,675
TreeHouse Foods, Inc.^	6.00		2/15/2024	280,000	280,000	296,800

Total Beverage, Food and Tobacco				1,521,000	1,536,095	1,607,660

Broadcasting and Entertainment — 5.9%*:
CCOH Safari LLC^	5.75		2/15/2026	500,000	500,000	517,500
Entercom Radio LLC	10.50		12/1/2019	280,000	288,660	290,500
Gray Television, Inc.	7.50		10/1/2020	249,000	258,198	262,695
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	250,000	257,590	250,000
Univision Communications, Inc.^	8.50		5/15/2021	250,000	255,173	255,000

Total Broadcasting and Entertainment				1,529,000	1,559,621	1,575,695

Buildings and Real Estate — 4.8%*:
Allegion PLC	5.88		9/15/2023	250,000	264,503	263,125
Brookfield Residential Properties, Inc.+^	6.50		12/15/2020	250,000	249,416	238,750
M/I Homes, Inc.	6.75		1/15/2021	250,000	250,000	245,625
MPT Operating Partnership LP/MPT Finance Corp.	6.38		3/1/2024	495,000	495,000	520,987

Total Buildings and Real Estate				1,245,000	1,258,919	1,268,487

Cargo Transport — 2.8%*:
OPE KAG Finance Sub, Inc.^	7.88		7/31/2023	750,000	780,639	748,125

Chemicals, Plastics and Rubber — 5.1%*:
Consolidated Energy Finance SA+^	6.75		10/15/2019	370,000	363,652	352,425
Huntsman International LLC	4.88		11/15/2020	250,000	238,504	247,500
LSB Industries, Inc.	7.75		8/1/2019	263,000	224,850	241,302
OMNOVA Solutions, Inc.	7.88		11/1/2018	141,000	140,367	139,590
Platform Specialty Products Corp.^	10.38		5/1/2021	392,000	392,000	379,260

Total Chemicals, Plastics and Rubber				1,416,000	1,359,373	1,360,077

Containers, Packaging and Glass — 4.3%*:
Coveris Holdings SA^	7.88		11/1/2019	500,000	460,650	447,500
Multi-Color Corp.^	6.13		12/1/2022	45,000	46,179	45,675

See accompanying Notes to Schedule of Investments.

Babson U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Containers, Packaging and Glass (continued):
Mustang Merger Corp.^	8.50%	8/15/2021	333,000	$349,588	$343,823
Sealed Air Corp.^	6.88	7/15/2033	300,000	310,547	317,250

Total Containers, Packaging and Glass			1,178,000	1,166,964	1,154,248

Diversified Natural Resources, Precious Metals and Minerals — 1.8%*:
Cemex SAB de CV+^	6.13	5/5/2025	500,000	481,107	467,500

Diversified/Conglomerate Manufacturing — 3.4%*:
Amsted Industries, Inc.^	5.38	9/15/2024	200,000	192,750	192,250
EnPro Industries, Inc.	5.88	9/15/2022	220,000	222,092	224,400
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	250,000	258,950	251,989
West Corp.^	5.38	7/15/2022	250,000	239,903	229,325

Total Diversified/Conglomerate Manufacturing			920,000	913,695	897,964

Diversified/Conglomerate Service — 1.7%*:
ADT Corp. (The)	4.13	6/15/2023	250,000	217,302	217,813
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,865	243,750

Total Diversified/Conglomerate Service			500,000	470,167	461,563

Electronics — 0.9%*:
Western Digital Corp.	10.50	4/1/2024	250,000	250,000	250,625

Finance — 3.8%*:
Aircastle Ltd.	5.00	4/1/2023	250,000	250,000	251,250
Ally Financial, Inc.	3.25	11/5/2018	500,000	499,382	491,750
MSCI, Inc.^	5.75	8/15/2025	250,000	263,607	263,125

Total Finance			1,000,000	1,012,989	1,006,125

Healthcare, Education and Childcare — 12.8%*:
Alere, Inc.^	6.38	7/1/2023	325,000	336,210	341,250
Capsugel SA PIK^	7.00	5/15/2019	375,000	378,150	376,875
HCA, Inc.	5.25	6/15/2026	225,000	225,000	230,625
HCA, Inc.	5.38	2/1/2025	375,000	381,344	379,102
HCA, Inc.	5.88	2/15/2026	375,000	375,000	386,250
Kindred Healthcare, Inc.	8.75	1/15/2023	250,000	255,996	238,750
MEDNAX, Inc.^	5.25	12/1/2023	101,000	101,000	105,040
Molina Healthcare, Inc.^	5.38	11/15/2022	500,000	500,000	513,750
Prospect Medical Holdings, Inc.^	8.38	5/1/2019	250,000	259,261	258,125
Tenet Healthcare Corp.	6.75	6/15/2023	250,000	250,599	239,375
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	425,000	367,435	327,250

Total Healthcare, Education and Childcare			3,451,000	3,429,995	3,396,392

Hotels, Motels, Inns and Gaming — 0.4%*:
Boyd Gaming Corp.^	6.38	4/1/2026	114,000	114,000	118,275

Insurance — 4.0%*:
Centene Escrow Corp.^	5.63	2/15/2021	267,000	267,000	278,348
Centene Escrow Corp.^	6.13	2/15/2024	346,000	346,000	364,165
CNO Financial Group, Inc.	5.25	5/30/2025	250,000	251,850	255,625
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	224,485	160,000

Total Insurance			1,113,000	1,089,335	1,058,138

Leisure, Amusement, Entertainment — 3.5%*:
Brunswick Corp.^	4.63	5/15/2021	375,000	378,520	377,813
Brunswick Corp.	7.13	8/1/2027	517,000	551,411	545,435

Total Leisure, Amusement, Entertainment			892,000	929,931	923,248

See accompanying Notes to Schedule of Investments.

Babson U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Xerium Technologies, Inc.	8.88%	6/15/2018	250,000	$253,270	$206,250

Mining, Steel, Iron and Non-Precious Metals — 1.9%*:
Constellium NV+^	7.88	4/1/2021	300,000	300,000	299,739
Hecla Mining Co.	6.88	5/1/2021	250,000	214,028	201,250

Total Mining, Steel, Iron and Non-Precious Metals			550,000	514,028	500,989

Oil and Gas — 8.8%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	53,000	50,453	36,040
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	345,759	330,770
Continental Resources, Inc.	5.00	9/15/2022	250,000	216,875	215,469
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	507,000	453,926	255,718
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	244,603	231,250
Hornbeck Offshore Services, Inc.	5.88	4/1/2020	250,000	152,828	151,250
Newfield Exploration Co.	5.38	1/1/2026	250,000	241,512	227,500
Sabine Pass LNG LP^	7.50	11/30/2016	300,000	297,727	308,700
Tullow Oil PLC+^	6.25	4/15/2022	250,000	194,915	177,375
Weatherford International Ltd.	5.13	9/15/2020	250,000	201,771	213,750
Welltec A/S+^	8.00	2/1/2019	200,000	189,403	181,500

Total Oil and Gas			2,901,000	2,589,772	2,329,322

Personal and Non-Durable Consumer Products Mfg. Only — 1.4%*:
Jarden Corp.	7.50	5/1/2017	384,000	393,511	384,768

Personal Transportation — 0.9%*:
Watco Cos. LLC / Watco Finance Corp.^	6.38	4/1/2023	250,000	250,600	243,750

Personal, Food and Miscellaneous — 1.6%*:
Landry’s, Inc.^	9.38	5/1/2020	405,000	432,003	425,250

Printing and Publishing — 0.9%*:
MHGE Parent LLC/MHGE Parent Finance, Inc.^	8.50	8/1/2019	250,000	252,279	248,750

Retail Stores — 2.0%*:
Dollar Tree, Inc.^	5.75	3/1/2023	500,000	524,746	530,000

Telecommunications — 4.5%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,670	250,625
Numericable-SFR SAS+^	6.00	5/15/2022	250,000	251,659	243,750
Sprint Corp.	7.88	9/15/2023	250,000	229,513	191,197
T-Mobile USA, Inc.	6.50	1/15/2026	500,000	500,000	519,375

Total Telecommunications			1,250,000	1,232,842	1,204,947

Total Corporate Bonds			24,935,000	24,582,962	24,129,660

Total Fixed Income			25,435,000	24,795,021	24,216,535

Short-Term Investment — 4.6%*:
Bank Deposit — 4.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	4/1/2016	1,223,385	1,223,385	1,223,385

Total Investments			26,658,385	26,018,406	25,439,920

Other assets and liabilities – 4.5%*					1,192,246

Net Assets – 100.0%					$26,632,166

See accompanying Notes to Schedule of Investments.

Babson U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2016

PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.9%
Mexico	1.9%
Trinidad And Tobago	1.5%
United Kingdom	1.2%
Portugal	1.0%
France	1.0%
Canada	1.0%
Other (Individually less than 1%)	1.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.

See accompanying Notes to Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2016 for Babson Global Floating Rate Fund (“Global Floating Rate Fund”), Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”), Babson Active Short Duration Bond Fund (“Active Short Duration Bond Fund”), Babson Total Return Bond Fund (“Total Return Bond Fund”), Babson Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Blended Total Return Fund”), Babson Emerging Markets Local Currency Debt Fund (“Emerging Markets Local Currency Debt Fund”), Babson Global High Yield Fund (“Global High Yield Fund”) and Babson U.S. High Yield Fund (“U.S. High Yield Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Floating Rate Fund	$175,962,437	$848,253	$(14,054,252)	$(13,205,999)
Global Credit Income Opportunities Fund	102,815,109	735,628	(10,469,499)	(9,733,871)
Active Short Duration Bond Fund	164,607,010	677,101	(459,552)	217,549
Total Return Bond Fund	29,937,732	299,832	(227,747)	72,085
Emerging Markets Debt Blended Total Return Fund	9,368,180	198,384	(175,331)	23,053
Emerging Markets Local Currency Debt Fund	4,973,817	318,822	(14,745)	304,077
Global High Yield Fund	24,678,852	348,883	(929,051)	(580,168)
U.S. High Yield Fund	26,018,406	311,381	(889,867)	(578,486)

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$—	$—	$—
Fixed Income:
Bank Loans	$—	$136,703,965	$1,637,812	$138,341,777
Corporate Bonds	—	17,005,200	—	17,005,200

Total Fixed Income	—	153,709,165	1,637,812	155,346,977

Short-Term Investment	—	7,409,461	—	7,409,461
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	31,502	—	31,502

Total	$—	$161,150,128	$1,637,812	$162,787,940

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(781,939)	—	(781,939)

Total Investments	$—	$160,368,189	$1,637,812	$162,006,001

*	There were no transfers between levels during the period ended March 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2016
Fixed Income
Bank Loans	$1,054,891	$219	$(21,628)	$480,326	$5,478	$214,707	$(96,181)	$1,637,812	$(20,052)

Total	$1,054,891	$219	$(21,628)	$480,326	$5,478	$214,707	$(96,181)	$1,637,812	$(20,052)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$—	$429,213	$429,213

Total Equities	—	—	429,213	429,213

Fixed Income:
Asset-Backed Securities	—	14,751,124	—	14,751,124
Bank Loans	—	21,964,507	1,273,511	23,238,018
Corporate Bonds	—	44,748,411	—	44,748,411

Total Fixed Income	—	81,464,042	1,273,511	82,737,553

Purchased Option:
Put Option Purchased	—	142,335	—	142,335
Short-Term Investment	—	9,772,137	—	9,772,137
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	2,328	—	2,328

Total	$—	$91,380,842	$1,702,724	$93,083,566

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(505,177)	—	(505,177)
Written Option	—	(55,989)	—	(55,989)

Total Derivative Securities	—	(561,166)	—	(561,166)

Total Investments	$—	$90,819,676	$1,702,724	$92,522,400

*	There were no transfers between levels during the period ended March 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2016
Equities
Common Stock	$—	$—	$55,475	$—	$—	$373,738	$—	$429,213	$55,475

Fixed Income
Bank Loans	808,335	180	(16,853)	355,023	4,717	214,707	(92,598)	1,273,511	(15,277)

Total	$808,335	$180	$38,622	$355,023	$4,717	$588,445	$(92,598)	$1,702,724	$40,198

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Convertible Preferred Stock	$—	$17,649	$—	$17,649
Fixed Income:
Asset-Backed Securities	—	38,004,876	999,795	39,004,671
Convertible Bonds	—	146,694	—	146,694
Corporate Bonds	—	56,599,945	—	56,599,945
Mortgage-Backed Securities	—	4,986,804	—	4,986,804
U.S. Treasury & Government Agencies	—	55,035,457	—	55,035,457

Total Fixed Income	—	154,773,776	999,795	155,773,571

Short-Term Investments:
Bank Deposit	—	1,484,258	—	1,484,258
Commercial Paper	—	7,549,081	—	7,549,081

Total Short-Term Investments	—	9,033,339	—	9,033,339

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	734	—	734
Futures	—	1,760	—	1,760

Total Derivative Securities	—	2,494	—	2,494

Total	$—	$163,827,258	$999,795	$164,827,053

Liabilities:*
Derivative Securities:
Credit Default Swaps	—	(32,072)	—	(32,072)
Forward Foreign Currency Exchange Contracts	—	(55,185)	—	(55,185)
Futures	—	(53,637)	—	(53,637)

Total Derivative Securities	—	(140,894)	—	(140,894)

Total Investments	$—	$163,686,364	$999,795	$164,686,159

*	There were no transfers between levels during the period ended March 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31,2016
Fixed Income
Bank Loans	$—	$236	$868	$—	$90	$1,128,050	$(129,449)	$999,795	$868

Total	$—	$236	$868	$—	$90	$1,128,050	$(129,449)	$999,795	$868

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$4,618,497	$—	$4,618,497
Convertible Bonds	—	81,366	—	81,366
Corporate Bonds	—	8,131,893	—	8,131,893
Foreign Government	—	114,473	—	114,473
Mortgage-Backed Securities	—	1,487,894	—	1,487,894
U.S. Treasury & Government Agencies	—	7,722,168	—	7,722,168

Total Fixed Income	—	22,156,291	—	22,156,291

Mutual Fund:
Mutual Fund	—	2,170,794	—	2,170,794
Short-Term Investments:
Bank Deposit	—	615,087	—	615,087
Commercial Paper	—	5,067,645	—	5,067,645

Total Short-Term Investments	—	5,682,732	—	5,682,732

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	18,656	—	18,656
Futures	—	11,211	—	11,211

Total Derivative Securities	—	29,867	—	29,867

Total	$—	$30,039,684	$—	$30,039,684

Liabilities:*
Derivative Securities:
Credit Default Swaps	—	(8,018)	—	(8,018)
Forward Foreign Currency Exchange Contracts	—	(38,170)	—	(38,170)
Futures	—	(5,831)	—	(5,831)

Total Derivative Securities	—	(52,019)	—	(52,019)

Total Investments	$—	$29,987,665	$—	$29,987,665

*	There were no transfers between levels during the period ended March 31, 2016.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$3,466,660	$—	$3,466,660
Foreign Government	—	5,584,044	—	5,584,044

Total Fixed Income	—	9,050,704	—	9,050,704

Short-Term Investment	—	340,529	—	340,529
Derivative Securities:

Forward Foreign Currency Exchange Contracts	—	193,734	—	193,734
Futures	—	61	—	61
Interest Rate Swaps	—	137	—	137

Total Derivative Securities	—	193,932	—	193,932

Total	$—	$9,585,165	$—	$9,585,165

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(433,667)	—	(433,667)

Total Investments	$—	$9,151,498	$—	$9,151,498

*	There were no transfers between levels during the period ended March 31, 2016.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$4,918,453	$106,366	$5,024,819

Total Fixed Income	—	4,918,453	106,366	5,024,819

Short-Term Investment	—	253,075	—	253,075
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	199,815	—	199,815
Interest Rate Swaps	—	7,579	—	7,579

Total Derivative Securities	—	207,394	—	207,394

Total	$—	$5,378,922	$106,366	$5,485,288

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(166,533)	—	(166,533)

Total Investments	$—	$5,212,389	$106,366	$5,318,755

*	There were no transfers between levels during the period ended March 31, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2016
Fixed Income
Foreign Government	$—	$—	$2,613	$—	$4,073	$99,680	$—	$106,366	$2,613

Total	$—	$—	$2,613	$—	$4,073	$99,680	$—	$106,366	$2,613

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$23,815,509	$—	$23,815,509

Total Fixed Income	—	23,815,509	—	23,815,509

Short-Term Investment	—	283,175	—	283,175

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	170	—	170

Total	$—	$24,098,854	$—	$24,098,854

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(224,999)	—	(224,999)

Total Investments	$—	$23,873,855	$—	$23,873,855

*	There were no transfers between levels during the period ended March 31, 2016.

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loan	$—	$86,875	$—	$86,875
Corporate Bonds	—	24,129,660	—	24,129,660

Total Fixed Income	—	24,216,535	—	24,216,535

Short-Term Investment	—	1,223,385	—	1,223,385

Total	$—	$25,439,920	$—	$25,439,920

Total Investments	$—	$25,439,920	$—	$25,439,920

*	There were no transfers between levels during the period ended March 31, 2016.

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when a Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

Transactions in written option contracts for the Global Credit Income Opportunities Fund for the period ended March 31, 2016 are as follows:

	NUMBER OF CONTRACTS/ NOTIONAL AMOUNT	PREMIUMS RECEIVED
Options outstanding at June 30, 2015	30,000,000	$382,000
Options written	110,000,000	1,597,020
Options terminated in closing purchase transactions	(110,000,000)	(1,847,020)
Options expired	—	—

Options outstanding at March 31, 2016	30,000,000	$132,000

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed- upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage- backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market- makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed- upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed- upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Babson does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

During the period ended March 31, 2016, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, written options, and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2016. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$31,502

Total		$31,502

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(781,939)

Total		$(781,939)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	40,727,741

Total	40,727,741

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$189	$—	$189
Purchased Options	Investments, at fair value	—	142,335	142,335

Total		$189	$142,335	$142,524

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(503,038)	$—	$(503,038)
Written Options	Written Options, at fair value	—	(55,989)	(55,989)

Total		$(503,038)	$(55,989)	$(559,027)

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	23,751,838	—	23,751,838
Purchased Options(1)	—	37,500,000	37,500,000
Written Options(1)	—	(37,500,000)	(37,500,000)

Total	23,751,838	—	23,751,838

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$734	$—	$—	$734
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	1,760	—	1,760
Swaps Contracts	Swap contracts, at fair value	—	—	4,587	4,587

Total		$734	$1,760	$4,587	$7,081

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(55,185)	$—	$—	$(55,185)
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	(53,637)	—	(53,637)
Swaps Contracts	Swap contracts, at fair value	—	—	(14,743)	(14,743)

Total		$(55,185)	$(53,637)	$(14,743)	$(123,565)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	660,000	—	—	660,000
Futures Contracts(2)	—	221	—	221
Purchased Options(1)	2,040,000	12,500,000	—	14,540,000
Swap Contracts(1)	—	—	326,667	326,667

Total	2,700,000	12,500,221	326,667	15,526,888

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$18,656	$—	—	$18,656
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	11,211	—	11,211
Swaps Contracts	Swap contracts, at fair value	—	—	1,107	1,107

Total		$18,656	$11,211	$1,107	$30,974

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(38,170)	$—	$	$(38,170)
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	(5,831)	—	(5,831)
Swaps Contracts	Swap contracts, at fair value	—	—	(3,846)	(3,846)

Total		$(38,170)	$(5,831)	$(3,846)	$(47,847)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	1,525,434	—	—	1,525,434
Futures Contracts(2)	—	47	—	47
Purchased Options(1)	—	7,785,000	—	7,785,000
Swap Contracts(1)	—	—	83,333	83,333

Total	1,525,434	7,785,047	83,333	9,393,814

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$173,310	$—	$173,310
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	61	61
Swaps Contracts	Swap contracts, at fair value	—	137	137

Total		$173,310	$198	$173,508

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(433,667)	$—	$(433,667)

Total		$(433,667)	$—	$(433,667)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	12,406,936	—	—	12,406,936
Futures Contracts(2)	—	3	—	3
Swap Contracts(1)	—	1,871,553	200,000	2,071,553

Total	12,406,936	1,871,556	200,000	14,478,492

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$199,815	$—	$199,815
Swaps Contracts	Swap contracts, at fair value		7,579	7,579

Total		$199,815	$7,579	$207,394

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(166,533)	$—	$(166,533)

Total		$(166,533)	$—	$(166,533)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	7,214,429	—	7,214,429
Swap Contracts(1)	—	16,784,530	16,784,530

Total	7,214,429	16,784,530	23,998,959

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$170

Total		$170

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(224,999)

Total		$(224,999)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	5,990,680

Total	5,990,680

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date: 5/18/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date: 5/18/2016

By:	/s/ Carlene Pollock

Chief Financial Officer (Principal Financial Officer)

Date: 5/18/2016